UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21475
RBC Funds Trust
(Exact name of registrant as specified in charter)

250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Address of principal executive offices) (Zip code)

Tara Tilbury
250 Nicollet Mall, Suite 1550
Minneapolis, MN 55401
(Name and address of agent for service)
Registrant's telephone number, including area code:
(612) 376-7132
Date of fiscal year end:
March 31, 2025
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
RBC International Small Cap Equity Fund
Class A / RISSX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Small Cap Equity Fund (Class A/RISSX)	$129	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Sanrio Co Ltd, Fujikura Ltd, and Asics Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in M&A Research Institute Holdings Inc., Stabilus SE, and Laboratorios Farmaceuticos Rovi SA detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class A/RISSX)— including sales load (5.75%)	1.41%	5.41%(a)
RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load	7.64%	8.17%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	6.09%	10.13%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	1.87%	7.36%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,017,863
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	46%
Total advisory fee paid (net of fee waivers/reimbursements)	$(145,001)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Ryohin Keikaku Co. Ltd.	3.7%
Kawasaki Heavy Industries Ltd.	3.2%
Sanrio Co. Ltd.	2.8%
SpareBank 1 SMN	2.8%
Cranswick Plc	2.7%
Voltronic Power Technology Corp.	2.6%
International Container Terminal Services, Inc.	2.6%
Asics Corp.	2.6%
Gaztransport Et Technigaz SA	2.5%
BayCurrent Inc	2.2%
Top Ten Countries
Japan	24.3%
United Kingdom	12.6%
Sweden	7.8%
Norway	7.2%
India	7.0%
Taiwan	6.8%
France	5.1%
Germany	4.2%
United States	3.6%
Australia	3.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
ICA-AR-03-25
RBC International Small Cap Equity Fund — Class A
RBC International Small Cap Equity Fund
Class I / RISIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Small Cap Equity Fund (Class I/RISIX)	$103	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Sanrio Co Ltd, Fujikura Ltd, and Asics Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in M&A Research Institute Holdings Inc., Stabilus SE, and Laboratorios Farmaceuticos Rovi SA detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class I/RISIX)	7.90%	8.44%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	6.09%	10.13%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	1.87%	7.36%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,017,863
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	46%
Total advisory fee paid (net of fee waivers/reimbursements)	$(145,001)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Ryohin Keikaku Co. Ltd.	3.7%
Kawasaki Heavy Industries Ltd.	3.2%
Sanrio Co. Ltd.	2.8%
SpareBank 1 SMN	2.8%
Cranswick Plc	2.7%
Voltronic Power Technology Corp.	2.6%
International Container Terminal Services, Inc.	2.6%
Asics Corp.	2.6%
Gaztransport Et Technigaz SA	2.5%
BayCurrent Inc	2.2%
Top Ten Countries
Japan	24.3%
United Kingdom	12.6%
Sweden	7.8%
Norway	7.2%
India	7.0%
Taiwan	6.8%
France	5.1%
Germany	4.2%
United States	3.6%
Australia	3.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
ICI-AR-03-25
RBC International Small Cap Equity Fund — Class I
RBC International Small Cap Equity Fund
Class R6 / RISRX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Small Cap Equity Fund (Class R6/RISRX)	$98	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Sanrio Co Ltd, Fujikura Ltd, and Asics Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in M&A Research Institute Holdings Inc., Stabilus SE, and Laboratorios Farmaceuticos Rovi SA detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class R6/RISRX)	7.95%	8.48%(a)
MSCI ACWI ex USA Net Total Return USD Index (Regulatory Benchmark)	6.09%	10.13%
MSCI ACWI ex USA Small Cap Total Return Net Index (Strategy Benchmark)	1.87%	7.36%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,017,863
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	46%
Total advisory fee paid (net of fee waivers/reimbursements)	$(145,001)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Ryohin Keikaku Co. Ltd.	3.7%
Kawasaki Heavy Industries Ltd.	3.2%
Sanrio Co. Ltd.	2.8%
SpareBank 1 SMN	2.8%
Cranswick Plc	2.7%
Voltronic Power Technology Corp.	2.6%
International Container Terminal Services, Inc.	2.6%
Asics Corp.	2.6%
Gaztransport Et Technigaz SA	2.5%
BayCurrent Inc	2.2%
Top Ten Countries
Japan	24.3%
United Kingdom	12.6%
Sweden	7.8%
Norway	7.2%
India	7.0%
Taiwan	6.8%
France	5.1%
Germany	4.2%
United States	3.6%
Australia	3.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
ICR-AR-03-25
RBC International Small Cap Equity Fund — Class R6
RBC International Equity Fund
Class A / RIEAX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Equity Fund (Class A/RIEAX)	$104	1.04%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Mitsubishi UFJ Financial Group Inc., Hitachi Ltd, and EssilorLuxottica SA provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S,ASML Holding NV, and LVMH Moet Hennessy Louis Vuitton SE detracted the most from stock-specific contribution to absolute performance during the period.

Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class A/RIEAX)— including sales load (5.75%)	-4.88%	6.51%(a)
RBC International Equity Fund (Class A/RIEAX) — excluding sales load	0.92%	9.29%(a)
MSCI EAFE Total Return Net Index	4.88%	10.87%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,692,752
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	35%
Total advisory fee paid (net of fee waivers/reimbursements)	$(10,761)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Mitsubishi UFJ Financial Group, Inc.	3.2%
EssilorLuxottica SA	3.0%
Hitachi Ltd.	2.8%
Sony Group Corp.	2.8%
Novo Nordisk A/S	2.8%
Mitsubishi Heavy Industries Ltd.	2.5%
Allianz SE	2.5%
Roche Holding AG	2.4%
DBS Group Holdings Ltd.	2.3%
ASML Holding NV	2.3%
Top Ten Countries
Japan	23.9%
United Kingdom	17.0%
France	9.7%
Germany	8.5%
Netherlands	5.8%
Australia	4.9%
Denmark	4.6%
Switzerland	4.1%
Ireland	4.0%
Spain	2.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
IEA-AR-03-25
RBC International Equity Fund — Class A
RBC International Equity Fund
Class I / RIEIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Equity Fund (Class I/RIEIX)	$79	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Mitsubishi UFJ Financial Group Inc., Hitachi Ltd, and EssilorLuxottica SA provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S,ASML Holding NV, and LVMH Moet Hennessy Louis Vuitton SE detracted the most from stock-specific contribution to absolute performance during the period.

Fund Performance
Growth of $ 100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class I/RIEIX)	1.19%	9.57%(a)
MSCI EAFE Total Return Net Index	4.88%	10.87%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,692,752
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	35%
Total advisory fee paid (net of fee waivers/reimbursements)	$(10,761)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Mitsubishi UFJ Financial Group, Inc.	3.2%
EssilorLuxottica SA	3.0%
Hitachi Ltd.	2.8%
Sony Group Corp.	2.8%
Novo Nordisk A/S	2.8%
Mitsubishi Heavy Industries Ltd.	2.5%
Allianz SE	2.5%
Roche Holding AG	2.4%
DBS Group Holdings Ltd.	2.3%
ASML Holding NV	2.3%
Top Ten Countries
Japan	23.9%
United Kingdom	17.0%
France	9.7%
Germany	8.5%
Netherlands	5.8%
Australia	4.9%
Denmark	4.6%
Switzerland	4.1%
Ireland	4.0%
Spain	2.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
IEI-AR-03-25
RBC International Equity Fund — Class I
RBC International Equity Fund
Class R6 / RIERX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC International Equity Fund (Class R6/RIERX)	$74	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Mitsubishi UFJ Financial Group Inc., Hitachi Ltd, and EssilorLuxottica SA provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S,ASML Holding NV, and LVMH Moet Hennessy Louis Vuitton SE detracted the most from stock-specific contribution to absolute performance during the period.

Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class R6/RIERX)	1.24%	9.66%(a)
MSCI EAFE Total Return Net Index	4.88%	10.87%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,692,752
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	35%
Total advisory fee paid (net of fee waivers/reimbursements)	$(10,761)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Mitsubishi UFJ Financial Group, Inc.	3.2%
EssilorLuxottica SA	3.0%
Hitachi Ltd.	2.8%
Sony Group Corp.	2.8%
Novo Nordisk A/S	2.8%
Mitsubishi Heavy Industries Ltd.	2.5%
Allianz SE	2.5%
Roche Holding AG	2.4%
DBS Group Holdings Ltd.	2.3%
ASML Holding NV	2.3%
Top Ten Countries
Japan	23.9%
United Kingdom	17.0%
France	9.7%
Germany	8.5%
Netherlands	5.8%
Australia	4.9%
Denmark	4.6%
Switzerland	4.1%
Ireland	4.0%
Spain	2.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
IER-AR-03-25
RBC International Equity Fund — Class R6
RBC Global Opportunities Fund
Class A / RGPAX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Opportunities Fund (Class A/RGPAX)	$102	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Netflix Inc., Taiwan Semiconductor Manufacturing Co Ltd, and NVIDIA Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Recruit Holdings Co Ltd, and Microsoft Corp. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class A/RGPAX)— including sales load (5.75%)	-2.42%	10.62%	8.27%(a)
RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load	3.55%	11.94%	8.92%(a)
MSCI ACWI Net Total Return USD Index	7.15%	15.18%	8.84%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$482,208,854
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	72%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,942,301
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.7%
Safran SA	4.0%
UnitedHealth Group, Inc.	3.7%
Chubb Ltd.	3.5%
AutoZone, Inc.	3.4%
Amazon.com, Inc.	3.3%
McKesson Corp.	3.3%
Unilever Plc	3.3%
National Grid Plc	3.1%
SAP SE	3.0%
Top Ten Countries
United States	61.9%
United Kingdom	11.6%
Switzerland	4.1%
France	4.0%
Japan	3.5%
Ireland	3.0%
Germany	3.0%
India	2.9%
Hong Kong	2.4%
Taiwan	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
GOA-AR-03-25
RBC Global Opportunities Fund — Class A
RBC Global Opportunities Fund
Class I / RGOIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Opportunities Fund (Class I/RGOIX)	$76	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Netflix Inc., Taiwan Semiconductor Manufacturing Co Ltd, and NVIDIA Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Recruit Holdings Co Ltd, and Microsoft Corp. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 100,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class I/RGOIX)	3.80%	12.24%	9.14%
MSCI ACWI Net Total Return USD Index	7.15%	15.18%	8.84%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$482,208,854
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	72%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,942,301
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.7%
Safran SA	4.0%
UnitedHealth Group, Inc.	3.7%
Chubb Ltd.	3.5%
AutoZone, Inc.	3.4%
Amazon.com, Inc.	3.3%
McKesson Corp.	3.3%
Unilever Plc	3.3%
National Grid Plc	3.1%
SAP SE	3.0%
Top Ten Countries
United States	61.9%
United Kingdom	11.6%
Switzerland	4.1%
France	4.0%
Japan	3.5%
Ireland	3.0%
Germany	3.0%
India	2.9%
Hong Kong	2.4%
Taiwan	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
GOI-AR-03-25
RBC Global Opportunities Fund — Class I
RBC Global Opportunities Fund
Class R6 / RGORX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Opportunities Fund (Class R6/RGORX)	$71	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in Netflix Inc., Taiwan Semiconductor Manufacturing Co Ltd, and NVIDIA Corp. provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Recruit Holdings Co Ltd, and Microsoft Corp. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Global Opportunities Fund (Class R6/RGORX)	3.89%	12.29%	9.20%(a)
MSCI ACWI Net Total Return USD Index	7.15%	15.18%	8.84%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 3, 2014) and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$482,208,854
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	72%
Total advisory fee paid (net of fee waivers/reimbursements)	$2,942,301
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.7%
Safran SA	4.0%
UnitedHealth Group, Inc.	3.7%
Chubb Ltd.	3.5%
AutoZone, Inc.	3.4%
Amazon.com, Inc.	3.3%
McKesson Corp.	3.3%
Unilever Plc	3.3%
National Grid Plc	3.1%
SAP SE	3.0%
Top Ten Countries
United States	61.9%
United Kingdom	11.6%
Switzerland	4.1%
France	4.0%
Japan	3.5%
Ireland	3.0%
Germany	3.0%
India	2.9%
Hong Kong	2.4%
Taiwan	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
GOR-AR-03-25
RBC Global Opportunities Fund — Class R6
RBC Global Equity Leaders Fund
Class A / RGELX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Equity Leaders Fund (Class A/RGELX)	$103	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in DBS Group Holdings Ltd, Netflix Inc., andTaiwan Semiconductor Manufacturing Co Ltd provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Microsoft Corp., and Valero Energy Corp. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class A/RGELX)— including sales load (5.75%)	0.02%	-0.44%(a)
RBC Global Equity Leaders Fund (Class A/RGELX)	6.09%	1.37%(a)
MSCI ACWI Net Total Return USD Index	7.15%	5.09%
(a)	Commenced operations on December 15, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,264,786
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$(163,426)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Unilever Plc	4.7%
DBS Group Holdings Ltd.	4.6%
Amazon.com, Inc.	4.6%
Safran SA	4.1%
ABB Ltd.	4.0%
UnitedHealth Group, Inc.	3.8%
ICICI Bank Ltd.	3.7%
McKesson Corp.	3.4%
SAP SE	3.3%
Top Ten Countries
United States	62.9%
United Kingdom	4.7%
Singapore	4.6%
France	4.1%
Switzerland	3.9%
India	3.7%
Germany	3.3%
Italy	3.1%
Ireland	3.0%
Hong Kong	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
GLA-AR-03-25
RBC Global Equity Leaders Fund — Class A
RBC Global Equity Leaders Fund
Class I / RGLIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Equity Leaders Fund (Class I/RGLIX)	$77	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in DBS Group Holdings Ltd, Netflix Inc., andTaiwan Semiconductor Manufacturing Co Ltd provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Microsoft Corp., and Valero Energy Corp. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class I/RGLIX)	6.34%	1.63%(a)
MSCI ACWI Net Total Return USD Index	7.15%	5.09%
(a)	Commenced operations on December 15, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,264,786
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$(163,426)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Unilever Plc	4.7%
DBS Group Holdings Ltd.	4.6%
Amazon.com, Inc.	4.6%
Safran SA	4.1%
ABB Ltd.	4.0%
UnitedHealth Group, Inc.	3.8%
ICICI Bank Ltd.	3.7%
McKesson Corp.	3.4%
SAP SE	3.3%
Top Ten Countries
United States	62.9%
United Kingdom	4.7%
Singapore	4.6%
France	4.1%
Switzerland	3.9%
India	3.7%
Germany	3.3%
Italy	3.1%
Ireland	3.0%
Hong Kong	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
GLI-AR-03-25
RBC Global Equity Leaders Fund — Class I
RBC Global Equity Leaders Fund
Class R6 / RGRLX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Global Equity Leaders Fund (Class R6/RGRLX)	$72	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	Positions in DBS Group Holdings Ltd, Netflix Inc., andTaiwan Semiconductor Manufacturing Co Ltd provided the most stock-specific contribution to absolute performance during the period.
Stock Selection	Negative	Positions in Novo Nordisk A/S, Microsoft Corp., and Valero Energy Corp. detracted the most from stock-specific contribution to absolute performance during the period.
Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class R6/RGRLX)	6.39%	1.68%(a)
MSCI ACWI Net Total Return USD Index	7.15%	5.09%
(a)	Commenced operations on December 15, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,264,786
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	70%
Total advisory fee paid (net of fee waivers/reimbursements)	$(163,426)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.3%
Unilever Plc	4.7%
DBS Group Holdings Ltd.	4.6%
Amazon.com, Inc.	4.6%
Safran SA	4.1%
ABB Ltd.	4.0%
UnitedHealth Group, Inc.	3.8%
ICICI Bank Ltd.	3.7%
McKesson Corp.	3.4%
SAP SE	3.3%
Top Ten Countries
United States	62.9%
United Kingdom	4.7%
Singapore	4.6%
France	4.1%
Switzerland	3.9%
India	3.7%
Germany	3.3%
Italy	3.1%
Ireland	3.0%
Hong Kong	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
GLR-AR-03-25
RBC Global Equity Leaders Fund — Class R6
RBC Emerging Markets Value Equity Fund
Class A / REVAX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Value Equity Fund (Class A/REVAX)	$126	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Weaker security selection within the Information Technology and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary and Financials sectors was a positive contributor.
Country Security Selection	Negative	Security selection in China detracted from the Fund’s performance.
Country Asset Weighting	Positive	The Fund’s overweight exposure to South Africa was a positive contributor.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class A/REVAX)— including sales load (5.75%)	0.16%	10.05%(a)	1.32%(a)
RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load	6.26%	11.36%(a)	2.17%(a)
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	1.95%
(a)
The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I share (which commenced operations on February 9, 2018) and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$57,651,937
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	40%
Total advisory fee paid (net of fee waivers/reimbursements)	$168,174
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Alibaba Group Holding Ltd.	6.0%
Naspers Ltd.	4.5%
China Merchants Bank Co. Ltd.	3.5%
HDFC Bank Ltd.	3.4%
Axis Bank Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.3%
Shriram Finance Ltd.	2.2%
Hindalco Industries Ltd.	2.2%
Top Ten Countries
China	27.1%
India	13.6%
Taiwan	13.0%
South Africa	8.7%
Korea	7.6%
Brazil	5.7%
Chile	3.7%
Mexico	2.3%
Indonesia	2.3%
Vietnam	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EVA-AR-03-25
RBC Emerging Markets Value Equity Fund — Class A
RBC Emerging Markets Value Equity Fund
Class I / REMVX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	$100	0.97%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Weaker security selection within the Information Technology and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary and Financials sectors was a positive contributor.
Country Security Selection	Negative	Security selection in China detracted from the Fund’s performance.
Country Asset Weighting	Positive	The Fund’s overweight exposure to South Africa was a positive contributor.
Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	6.53%	11.62%	2.40%(a)
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	1.95%
(a)	Commenced operations on February 9, 2018.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$57,651,937
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	40%
Total advisory fee paid (net of fee waivers/reimbursements)	$168,174
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Alibaba Group Holding Ltd.	6.0%
Naspers Ltd.	4.5%
China Merchants Bank Co. Ltd.	3.5%
HDFC Bank Ltd.	3.4%
Axis Bank Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.3%
Shriram Finance Ltd.	2.2%
Hindalco Industries Ltd.	2.2%
Top Ten Countries
China	27.1%
India	13.6%
Taiwan	13.0%
South Africa	8.7%
Korea	7.6%
Brazil	5.7%
Chile	3.7%
Mexico	2.3%
Indonesia	2.3%
Vietnam	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EVI-AR-03-25
RBC Emerging Markets Value Equity Fund — Class I
RBC Emerging Markets Value Equity Fund
Class R6 / RMVRX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	$91	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Weaker security selection within the Information Technology and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary and Financials sectors was a positive contributor.
Country Security Selection	Negative	Security selection in China detracted from the Fund’s performance.
Country Asset Weighting	Positive	The Fund’s overweight exposure to South Africa was a positive contributor.
Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	6.45%	11.68%	2.48%(a)
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	1.95%
(a)	Commenced operations on February 9, 2018.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$57,651,937
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	40%
Total advisory fee paid (net of fee waivers/reimbursements)	$168,174
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Alibaba Group Holding Ltd.	6.0%
Naspers Ltd.	4.5%
China Merchants Bank Co. Ltd.	3.5%
HDFC Bank Ltd.	3.4%
Axis Bank Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd.	2.5%
Samsung Electronics Co. Ltd.	2.3%
Shriram Finance Ltd.	2.2%
Hindalco Industries Ltd.	2.2%
Top Ten Countries
China	27.1%
India	13.6%
Taiwan	13.0%
South Africa	8.7%
Korea	7.6%
Brazil	5.7%
Chile	3.7%
Mexico	2.3%
Indonesia	2.3%
Vietnam	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EVR-AR-03-25
RBC Emerging Markets Value Equity Fund — Class R6
RBC Emerging Markets ex-China Equity Fund
Class A / RECAX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)	$113	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country security selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country asset weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.
Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)— including sales load (5.75%)	-5.85%	6.80%(a)
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX) — excluding sales load	-0.10%	9.60%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	8.09%	8.76%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	-2.14%	8.78%
(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,845,896
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	17%
Total advisory fee paid (net of fee waivers/reimbursements)	$184,085
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tata Consultancy Services Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.9%
Antofagasta Plc	3.7%
HDFC Bank Ltd.	3.5%
HDFC Bank Ltd., ADR	3.1%
Fomento Economico Mexicano SAB de CV	3.1%
Unilever Plc	3.1%
Phoenix Mills Ltd. (The)	3.0%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
Top Ten Countries
India	27.3%
Taiwan	21.5%
Korea	12.9%
Brazil	8.2%
South Africa	5.7%
Mexico	5.0%
Chile	3.7%
Indonesia	3.6%
United Kingdom	3.1%
United States	2.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EXA-AR-03-25
RBC Emerging Markets ex-China Equity Fund — Class A
RBC Emerging Markets ex-China Equity Fund
Class I / RECIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	$88	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country security selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country asset weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.
Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	0.13%	9.89%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	8.09%	8.76%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	-2.14%	8.78%
(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,845,896
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	17%
Total advisory fee paid (net of fee waivers/reimbursements)	$184,085
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tata Consultancy Services Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.9%
Antofagasta Plc	3.7%
HDFC Bank Ltd.	3.5%
HDFC Bank Ltd., ADR	3.1%
Fomento Economico Mexicano SAB de CV	3.1%
Unilever Plc	3.1%
Phoenix Mills Ltd. (The)	3.0%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
Top Ten Countries
India	27.3%
Taiwan	21.5%
Korea	12.9%
Brazil	8.2%
South Africa	5.7%
Mexico	5.0%
Chile	3.7%
Indonesia	3.6%
United Kingdom	3.1%
United States	2.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EXI-AR-03-25
RBC Emerging Markets ex-China Equity Fund — Class I
RBC Emerging Markets ex-China Equity Fund
Class R6 / RECRX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	$88	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country security selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country asset weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.
Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	0.18%	9.88%(a)
MSCI Emerging Markets Net Total Return USD Index (Regulatory Benchmark)	8.09%	8.76%
MSCI Emerging Markets ex-China Total Return Net Index (Strategy Benchmark)	-2.14%	8.78%
(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$60,845,896
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	17%
Total advisory fee paid (net of fee waivers/reimbursements)	$184,085
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tata Consultancy Services Ltd.	3.9%
Mahindra & Mahindra Ltd.	3.9%
Antofagasta Plc	3.7%
HDFC Bank Ltd.	3.5%
HDFC Bank Ltd., ADR	3.1%
Fomento Economico Mexicano SAB de CV	3.1%
Unilever Plc	3.1%
Phoenix Mills Ltd. (The)	3.0%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
Top Ten Countries
India	27.3%
Taiwan	21.5%
Korea	12.9%
Brazil	8.2%
South Africa	5.7%
Mexico	5.0%
Chile	3.7%
Indonesia	3.6%
United Kingdom	3.1%
United States	2.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EXR-AR-03-25
RBC Emerging Markets ex-China Equity Fund — Class R6
RBC Emerging Markets Equity Fund
Class A / REEAX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Equity Fund (Class A/REEAX)	$118	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country Security Selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country Asset Weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class A/REEAX)— including sales load (5.75%)	2.32%	7.21%	3.50%
RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load	8.58%	8.49%	4.12%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,938,509,930
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$23,226,836
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
HDFC Bank Ltd.	6.9%
Tencent Holdings Ltd.	6.3%
Tata Consultancy Services Ltd.	3.8%
Antofagasta Plc	3.5%
Alibaba Group Holding Ltd.	3.1%
Mahindra & Mahindra Ltd.	3.0%
Unilever Plc	3.0%
Hong Kong Exchanges & Clearing Ltd.	3.0%
AIA Group Ltd.	2.9%
Top Ten Countries
China	23.3%
India	17.8%
Taiwan	15.9%
Korea	8.5%
Hong Kong	5.9%
Brazil	5.2%
South Africa	4.8%
Mexico	3.7%
Chile	3.5%
United Kingdom	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EMA-AR-03-25
RBC Emerging Markets Equity Fund — Class A
RBC Emerging Markets Equity Fund
Class I / REEIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Equity Fund (Class I/REEIX)	$92	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country Security Selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country Asset Weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class I/REEIX)	8.91%	8.76%	4.37%
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,938,509,930
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$23,226,836
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
HDFC Bank Ltd.	6.9%
Tencent Holdings Ltd.	6.3%
Tata Consultancy Services Ltd.	3.8%
Antofagasta Plc	3.5%
Alibaba Group Holding Ltd.	3.1%
Mahindra & Mahindra Ltd.	3.0%
Unilever Plc	3.0%
Hong Kong Exchanges & Clearing Ltd.	3.0%
AIA Group Ltd.	2.9%
Top Ten Countries
China	23.3%
India	17.8%
Taiwan	15.9%
Korea	8.5%
Hong Kong	5.9%
Brazil	5.2%
South Africa	4.8%
Mexico	3.7%
Chile	3.5%
United Kingdom	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EMI-AR-03-25
RBC Emerging Markets Equity Fund — Class I
RBC Emerging Markets Equity Fund
Class R6 / RREMX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC Emerging Markets Equity Fund (Class R6/RREMX)	$92	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	Security selection within the Financials and Consumer Discretionary sector contributed positively to relative returns.
Sector Asset Weighting	Positive	The Fund’s zero weighting to the Energy and Utilities sectors benefited relative returns.
Country Security Selection	Positive	Security selection in India and South Korea contributed positively to relative returns.
Country Asset Weighting	Negative	The Fund’s overweight exposure to Indonesia and Mexico detracted from relative returns.
Fund Performance
Growth of $ 250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class R6/RREMX)	8.79%	8.73%	4.38%(a)
MSCI Emerging Markets Net Total Return USD Index	8.09%	7.94%	3.71%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016.  Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 20,2013) and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,938,509,930
Total number of portfolio holdings	52
Portfolio turnover rate as of the end of the reporting period	16%
Total advisory fee paid (net of fee waivers/reimbursements)	$23,226,836
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
HDFC Bank Ltd.	6.9%
Tencent Holdings Ltd.	6.3%
Tata Consultancy Services Ltd.	3.8%
Antofagasta Plc	3.5%
Alibaba Group Holding Ltd.	3.1%
Mahindra & Mahindra Ltd.	3.0%
Unilever Plc	3.0%
Hong Kong Exchanges & Clearing Ltd.	3.0%
AIA Group Ltd.	2.9%
Top Ten Countries
China	23.3%
India	17.8%
Taiwan	15.9%
Korea	8.5%
Hong Kong	5.9%
Brazil	5.2%
South Africa	4.8%
Mexico	3.7%
Chile	3.5%
United Kingdom	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
EMR-AR-03-25
RBC Emerging Markets Equity Fund — Class R6
RBC China Equity Fund
Class A / RCEAX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC China Equity Fund (Class A/RCEAX)	$147	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Security selection within the Consumer Discretionary and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s underweight exposure to Energy and Utilities sectors benefited relative returns.

Fund Performance
Growth of $ 10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class A/RCEAX)— including sales load (5.75%)	18.55%	-1.25%(a)
RBC China Equity Fund (Class A/RCEAX) — excluding sales load	25.83%	0.74%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	40.44%	5.12%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	28.47%	1.48%
(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,146,808
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	132%
Total advisory fee paid (net of fee waivers/reimbursements)	$(208,760)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.5%
Xiaomi Corp.	4.5%
Contemporary Amperex Technology Co. Ltd.	4.1%
Naspers Ltd.	4.0%
PDD Holdings, Inc.	3.6%
TAL Education Group	3.4%
Meituan	3.3%
Ping An Insurance Group Co. of China Ltd.	3.2%
Jinan Shengquan Group Share Holding Co. Ltd.	2.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
CHA-AR-03-25
RBC China Equity Fund — Class A
RBC China Equity Fund
Class I / RBCIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC China Equity Fund (Class I/RBCIX)	$119	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Security selection within the Consumer Discretionary and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s underweight exposure to Energy and Utilities sectors benefited relative returns.

Fund Performance
Growth of $ 100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class I/RBCIX)	26.14%	0.98%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	40.44%	5.12%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	28.47%	1.48%
(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,146,808
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	132%
Total advisory fee paid (net of fee waivers/reimbursements)	$(208,760)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.5%
Xiaomi Corp.	4.5%
Contemporary Amperex Technology Co. Ltd.	4.1%
Naspers Ltd.	4.0%
PDD Holdings, Inc.	3.6%
TAL Education Group	3.4%
Meituan	3.3%
Ping An Insurance Group Co. of China Ltd.	3.2%
Jinan Shengquan Group Share Holding Co. Ltd.	2.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
CHI-AR-03-25
RBC China Equity Fund — Class I
RBC China Equity Fund
Class R6 / RBCRX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC China Equity Fund (Class R6/RBCRX)	$113	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	Security selection within the Consumer Discretionary and Healthcare sectors detracted from relative returns.
Sector Asset Weighting	Positive	The Fund’s underweight exposure to Energy and Utilities sectors benefited relative returns.

Fund Performance
Growth of $ 250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class R6/RBCRX)	26.20%	1.03%(a)
MSCI China Net Total Return USD Index (Regulatory Benchmark)	40.44%	5.12%
MSCI China All Shares Net Total Return USD Index (Strategy Benchmark)	28.47%	1.48%
(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,146,808
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	132%
Total advisory fee paid (net of fee waivers/reimbursements)	$(208,760)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	9.9%
Alibaba Group Holding Ltd.	9.5%
Xiaomi Corp.	4.5%
Contemporary Amperex Technology Co. Ltd.	4.1%
Naspers Ltd.	4.0%
PDD Holdings, Inc.	3.6%
TAL Education Group	3.4%
Meituan	3.3%
Ping An Insurance Group Co. of China Ltd.	3.2%
Jinan Shengquan Group Share Holding Co. Ltd.	2.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
CHR-AR-03-25
RBC China Equity Fund — Class R6
RBC BlueBay Ultra-Short Fixed Income Fund
Class A / RULFX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	$38	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the past year, the Fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.
Sector Allocations - Credit Spreads	Positive	The Fund benefitted from allocations to risk assets, as spreads tightened across sectors within the last year. Within spread sectors, ABS was the main contributor to Fund performance, with further support from financial and non-financial corporates.
Duration	Positive	Throughout the year, the Fund maintained a materially short duration position relative to the benchmark, which was supportive of performance as interest rates moved higher over the recent period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	5.74%	3.91%	2.60%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)	5.08%	2.14%	1.87%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$92,702,274
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	71%
Total advisory fee paid (net of fee waivers/reimbursements)	$(79,220)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 4/24/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/13/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 5/15/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.26%, 6/5/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 6/26/25	1.9%
Bank of America Corp., 5.08%, 1/20/27	1.6%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.41%, 3/3/27	1.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 4/3/25	1.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BUSA-AR-03-25
RBC BlueBay Ultra-Short Fixed Income Fund — Class A
RBC BlueBay Ultra-Short Fixed Income Fund
Class I / RUSIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	$28	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the past year, the Fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.
Sector Allocations - Credit Spreads	Positive	The Fund benefitted from allocations to risk assets, as spreads tightened across sectors within the last year. Within spread sectors, ABS was the main contributor to Fund performance, with further support from financial and non-financial corporates.
Duration	Positive	Throughout the year, the Fund maintained a materially short duration position relative to the benchmark, which was supportive of performance as interest rates moved higher over the recent period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	5.75%	4.00%	2.68%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA US 1-Year Treasury Bill Index (Strategy Benchmark)	5.08%	2.14%	1.87%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$92,702,274
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	71%
Total advisory fee paid (net of fee waivers/reimbursements)	$(79,220)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 4/24/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/13/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 5/15/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.27%, 5/20/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.26%, 6/5/25	1.9%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.22%, 6/26/25	1.9%
Bank of America Corp., 5.08%, 1/20/27	1.6%
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.41%, 3/3/27	1.4%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 4/3/25	1.3%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BUSI-AR-03-25
RBC BlueBay Ultra-Short Fixed Income Fund — Class I
RBC BlueBay Short Duration Fixed Income Fund
Class A / RSHFX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)	$45	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the past year, the Fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.
Sector Allocations - Credit Spreads	Positive	The fund benefitted from allocations to risk assets, as spreads tightened across sectors within the last year. Within spread sectors, ABS was the main contributor to fund performance, with further support from financial and non-financial corporates.
Duration	Negative	The duration of the Fund slightly exceeded that of the benchmark at times throughout the year, detracting from performance as interest rates moved higher over the recent period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)— including sales load (1.50%)	4.31%	2.79%	2.19%
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load	5.93%	3.11%	2.35%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)	5.65%	1.59%	1.74%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,229,341
Total number of portfolio holdings	163
Portfolio turnover rate as of the end of the reporting period	67%
Total advisory fee paid (net of fee waivers/reimbursements)	$(60,313)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/1/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.25%, 5/27/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.23%, 6/20/25	2.1%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
American Express Co., 6.34%, 10/30/26	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
NextGear Floorplan Master Owner Trust, Series 2025-1A, Class B, 4.89%, 2/15/30	1.4%
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BSHA-AR-03-25
RBC BlueBay Short Duration Fixed Income Fund — Class A
RBC BlueBay Short Duration Fixed Income Fund
Class I / RSDIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	$35	0.34%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its strategy benchmark during the past twelve months.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Income	Positive	Over the past year, the Fund exhibited a strategic overweight to spread sectors, principally asset-backed securities (“ABS”) and investment grade corporate bonds. Income generated from these sectors was the primary driver of performance over the last 12 months.
Sector Allocations - Credit Spreads	Positive	The fund benefitted from allocations to risk assets, as spreads tightened across sectors within the last year. Within spread sectors, ABS was the main contributor to fund performance, with further support from financial and non-financial corporates.
Duration	Negative	The duration of the Fund slightly exceeded that of the benchmark at times throughout the year, detracting from performance as interest rates moved higher over the recent period.
Fund Performance
Growth of $ 10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	6.14%	3.19%	2.44%
Bloomberg US Aggregate Bond Index (Regulatory Benchmark)	4.88%	-0.40%	1.46%
ICE BofA 1-3 Year US Corporate & Government Index (Strategy Benchmark)	5.65%	1.59%	1.74%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$71,229,341
Total number of portfolio holdings	163
Portfolio turnover rate as of the end of the reporting period	67%
Total advisory fee paid (net of fee waivers/reimbursements)	$(60,313)
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.28%, 4/22/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.24%, 5/1/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.25%, 5/27/25	2.1%
U.S. Treasury Bills, U.S. Treasury Bill- When Issued, 4.23%, 6/20/25	2.1%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.4%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.4%
American Express Co., 6.34%, 10/30/26	1.4%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.4%
NextGear Floorplan Master Owner Trust, Series 2025-1A, Class B, 4.89%, 2/15/30	1.4%
Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34	1.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited and RBC Global Asset Management (Asia) Limited which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2025 RBC Global Asset Management (U.S.) Inc.
BSHI-AR-03-25
RBC BlueBay Short Duration Fixed Income Fund — Class I

(a)	Not applicable.

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item’s instructions.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that William B. Taylor, Margaret McCaffrey, and James R. Seward are qualified to serve as an audit committee financial expert serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $396,020 for 2025 and $429,660 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $67,175 for 2025 and $51,425 for 2024.

Tax fees for both years relate to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee is $0 and $0, respectively.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee (“Committee”) will review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Trust employ the Funds’ auditor to render “permissible non-audit services” to the Funds. A “permissible non-audit service” is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation. The Committee will also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an “Adviser-affiliated service provider”), employ the Funds’ auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor’s independence. (See also “Delegation” below.)

Pre-approval by the Committee of non-audit services is not required so long as:

(1)   (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided; or

(B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

(2)   such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

(3)    such services are promptly brought to the attention of the Committee and approved by the Committee or its delegate or delegates, as defined below, prior to the completion of the audit.

Delegation

The Committee may delegate to one or more of its members and/or to officers of the Trust the authority to pre-approve the auditor’s provision of audit services or permissible non-audit services to the Funds in amounts up to and including $50,000. Any pre-approval determination made by a delegate will be presented to the full Committee at its next meeting. The Committee will communicate any pre-approval made by a delegate to the Trust’s fund accounting agent, which will ensure that the appropriate disclosure is made in the Funds’ periodic reports and other documents as required under the Federal securities laws.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)   N/A

(c)   0%

(d)   N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $708,351 for 2025 and $626,010 for 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a) Not applicable.

(b) Not	applicable.

Item 6.	Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

March 31, 2025

Shares		Value

Common Stocks — 97.6%
Austria — 0.4%
1,030,545	Mondi Plc	$15,308,631

Brazil — 5.2%
45,862,683	B3 SA - Brasil Bolsa Balcao	97,970,911
21,949	MercadoLibre, Inc.*	42,819,646
19,194,127	Raia Drogasil SA	64,379,008

		205,169,565

Chile — 3.5%
6,417,186	Antofagasta Plc	139,712,084

China — 23.3%
7,462,547	Alibaba Group Holding Ltd.	123,475,168
16,100,876	China Resources Land Ltd.	53,409,967
3,200,000	Meituan, Class B(a),*	64,391,903
5,517,003	Midea Group Co. Ltd., Class A	59,744,887
2,466,900	Midea Group Co. Ltd., Class H*	25,010,081
18,172,201	NARI Technology Co. Ltd., Class A	54,887,602
2,848,443	NetEase, Inc.	58,514,463
12,586,334	Ping An Insurance Group Co. of China Ltd., Series H	75,127,235
1,124,285	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	36,283,285
3,911,486	Tencent Holdings Ltd.	249,928,131
896,662	Yum China Holdings, Inc.	46,680,224
1,329,150	Yum China Holdings, Inc., ADR	69,479,327

		916,932,273

Hong Kong — 5.9%
15,139,398	AIA Group Ltd.	114,603,325
2,643,689	Hong Kong Exchanges & Clearing Ltd.	117,602,415

		232,205,740

India — 17.8%
4,766,667	Dr Reddy’s Laboratories Ltd.	63,690,049
4,070,500	HDFC Bank Ltd., ADR	270,444,020
2,634,114	Kotak Mahindra Bank Ltd.	66,684,428
3,846,297	Mahindra & Mahindra Ltd.	119,386,066
4,237,824	Marico Ltd.	32,237,939
3,565,666	Tata Consultancy Services Ltd.	149,995,355

		702,437,857

Indonesia — 1.9%
115,553,042	Bank Central Asia Tbk PT	59,037,259
241,926,883	Kalbe Farma Tbk PT	16,587,176

		75,624,435

Korea — 6.5%
965,914	Samsung Electronics Co. Ltd.	38,294,118

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

March 31, 2025

Shares		Value
292,582	Samsung Fire & Marine Insurance Co. Ltd.	$71,404,378
1,974,319	Shinhan Financial Group Co. Ltd.	63,183,843
628,773	SK Hynix, Inc.	83,819,235

		256,701,574

Mexico — 3.7%
1,151,100	Fomento Economico Mexicano SAB de CV, ADR	112,324,338
11,578,400	Wal-Mart de Mexico SAB de CV	32,006,161

		144,330,499

Peru — 1.6%
349,260	Credicorp Ltd.	65,018,242

Philippines — 1.7%
4,728,509	SM Investments Corp.	65,227,053

Poland — 0.8%
267,314	Dino Polska SA(a),*	31,201,244

South Africa — 4.8%
2,680,316	Clicks Group Ltd.	49,644,799
7,200,682	Discovery Ltd.	78,519,345
250,392	Naspers Ltd., Class N	62,094,873

		190,259,017

Taiwan — 15.9%
3,057,159	Advantech Co. Ltd.	34,931,933
4,711,609	Delta Electronics, Inc.	52,111,617
45,612,060	E.Sun Financial Holding Co. Ltd.	39,873,491
1,326,722	MediaTek, Inc.	57,182,320
3,426,999	President Chain Store Corp.	25,958,765
11,274,707	Taiwan Semiconductor Manufacturing Co. Ltd.	317,529,467
25,822,735	Uni-President Enterprises Corp.	62,971,033
728,054	Voltronic Power Technology Corp.	34,045,471

		624,604,097

Thailand — 1.1%
8,942,698	Kasikornbank Public Co. Ltd., NVDR	42,727,719

United Kingdom — 3.0%
1,978,685	Unilever Plc	118,062,350

United States — 0.5%
171,400	Globant SA*	20,177,208

Total Common Stocks		3,845,699,588

(Cost $3,628,531,851)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

March 31, 2025

Shares		Value
Preferred Stocks — 2.0%
Korea — 2.0%
2,380,676	Samsung Electronics Co. Ltd., 2.37%	$77,056,249

Total Preferred Stocks		77,056,249

(Cost $105,240,758)

Investment Company — 0.7%
26,294,451	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	26,294,451

Total Investment Company		26,294,451

(Cost $26,294,451)

Total Investments		$3,949,050,288
(Cost $3,760,067,060)(c) — 100.3%

Liabilities in excess of other assets — (0.3)%		(10,540,358)

NET ASSETS — 100.0%		$3,938,509,930

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund

March 31, 2025

Shares		Value

Common Stocks — 96.6%
Brazil — 8.2%
745,100	B3 SA - Brasil Bolsa Balcao	$1,591,667
565	MercadoLibre, Inc.*	1,102,242
409,876	Raia Drogasil SA	1,374,765
115,200	WEG SA	914,098

		4,982,772

Chile — 3.7%
104,067	Antofagasta Plc	2,265,700

India — 27.3%
270,016	Devyani International Ltd.*	468,581
102,000	Dr. Reddy’s Laboratories Ltd., ADR	1,345,380
100,073	HDFC Bank Ltd.	2,133,178
28,500	HDFC Bank Ltd., ADR	1,893,540
105,061	Hindalco Industries Ltd.	833,675
50,045	Kotak Mahindra Bank Ltd.	1,266,924
77,135	Mahindra & Mahindra Ltd.	2,394,210
192,133	Marico Ltd.	1,461,593
94,325	Phoenix Mills Ltd. (The)	1,807,424
57,131	Tata Consultancy Services Ltd.	2,403,305
53,197	Tata Consumer Products Ltd.	620,916

		16,628,726

Indonesia — 3.5%
2,112,500	Bank Central Asia Tbk PT	1,079,298
1,999,900	Bank Rakyat Indonesia Persero Tbk PT	483,440
5,001,300	Kalbe Farma Tbk PT	342,903
2,005,700	Sumber Alfaria Trijaya Tbk PT	248,258

		2,153,899

Korea — 10.8%
3,208	LEENO Industrial, Inc.	417,423
107,629	Macquarie Korea Infrastructure Fund	795,015
31,730	Samsung Electronics Co. Ltd.	1,257,951
6,630	Samsung Fire & Marine Insurance Co. Ltd.	1,618,046
33,705	Shinhan Financial Group Co. Ltd.	1,078,656
10,459	SK Hynix, Inc.	1,394,248

		6,561,339

Mexico — 5.0%
417,500	Bolsa Mexicana de Valores SAB de CV	695,681
193,700	Fomento Economico Mexicano SAB de CV	1,885,178
170,100	Wal-Mart de Mexico SAB de CV	470,207

		3,051,066

Peru — 1.4%
4,700	Credicorp Ltd.	874,952

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

March 31, 2025

Shares		Value

Philippines — 1.9%
82,480	SM Investments Corp.	$1,137,764

Poland — 1.1%
5,810	Dino Polska SA(a),*	678,151

South Africa — 5.7%
49,721	Clicks Group Ltd.	920,932
137,066	Discovery Ltd.	1,494,627
1,783	Naspers Ltd., Class N	442,167
418,040	Pepkor Holdings Ltd.(a)	583,927

		3,441,653

Taiwan — 21.5%
52,825	Advantech Co. Ltd.	603,593
123,313	Chroma ATE, Inc.	1,077,547
112,653	Delta Electronics, Inc.	1,245,971
1,541,275	E.Sun Financial Holding Co. Ltd.	1,347,363
21,571	MediaTek, Inc.	929,720
191,129	Taiwan Semiconductor Manufacturing Co. Ltd.	5,382,764
498,334	Uni-President Enterprises Corp.	1,215,232
27,850	Voltronic Power Technology Corp.	1,302,330

		13,104,520

Thailand — 0.7%
94,000	Kasikornbank Public Co. Ltd., NVDR	449,127

United Arab Emirates — 1.1%
294,671	Aldar Properties PJSC	672,931

United Kingdom — 3.1%
31,207	Unilever Plc	1,862,030

United States — 0.5%
2,300	Globant SA*	270,756

Vietnam — 1.1%
658,875	Asia Commercial Bank JSC	672,954

Total Common Stocks		58,808,340

(Cost $54,511,196)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

March 31, 2025

Shares		Value
Preferred Stocks — 2.1%
Korea — 2.1%
39,552	Samsung Electronics Co. Ltd., 2.37%	$1,280,195

Total Preferred Stocks		1,280,195

(Cost $1,812,880)

Investment Company — 1.8%
1,084,860	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	1,084,860

Total Investment Company		1,084,860

(Cost $1,084,860)

Total Investments		$61,173,395
(Cost $57,408,936)(c) — 100.5%

Liabilities in excess of other assets — (0.5)%		(327,499)

NET ASSETS — 100.0%		$60,845,896

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

ADR – American Depositary Receipt

NVDR – Non-Voting Depository Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

March 31, 2025

Shares		Value
Common Stocks — 97.7%
Argentina — 1.1%
35,366	Corp. America Airports SA*	$647,198

Brazil — 4.6%
325,100	B3 SA - Brasil Bolsa Balcao	694,472
59,300	Banco do Brasil SA	293,255
410,291	Cia Brasileira de Aluminio*	347,994
96,600	Hypera SA	326,376
246,640	Lojas Renner SA	531,622
130,640	SLC Agricola SA	427,648

		2,621,367

Chile — 3.7%
51,887	Antofagasta Plc	1,129,661
262,970	Cencosud SA	803,139
5,200	Sociedad Quimica y Minera de Chile SA, ADR	206,596

		2,139,396

China — 27.1%
210,400	Alibaba Group Holding Ltd.	3,481,274
52,350	Baidu, Inc., Class A*	604,232
159,998	Beijing New Building Materials Plc, Class A	642,731
338,000	China Merchants Bank Co. Ltd., Class H	2,003,988
286,500	China Overseas Land & Investment Ltd.	512,823
178,000	China Resources Beer Holdings Co. Ltd.	643,196
189,500	China Resources Land Ltd.	628,611
279,000	Flat Glass Group Co. Ltd., Class H	381,435
52,000	Meituan, Class B(a),*	1,046,368
61,400	Midea Group Co. Ltd., Class A	664,915
50,600	Midea Group Co. Ltd., Class H*	512,996
4,500	NetEase, Inc., ADR	463,140
238,999	Ping An Insurance Group Co. of China Ltd., Series H	1,426,574
30,992	Sieyuan Electric Co. Ltd., Class A	325,553
202,000	SITC International Holdings Co. Ltd.	549,267
1,282,000	Topsports International Holdings Ltd.(a)	564,234
9,800	Trip.com Group Ltd.	622,955
522,041	Xinyi Glass Holdings Ltd.	516,458

		15,590,750

Egypt — 0.9%
327,041	Commercial International Bank Egypt SAE, GDR	494,771

Greece — 1.1%
266,374	Alpha Services and Holdings SA	639,785

Hong Kong — 0.5%
117,900	Samsonite Group SA(a)	279,627

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

March 31, 2025

Shares		Value

Hungary — 1.1%
9,778	OTP Bank Nyrt	$657,883

India — 13.6%
118,163	Axis Bank Ltd.	1,515,732
29,200	HDFC Bank Ltd., ADR	1,940,048
157,028	Hindalco Industries Ltd.	1,246,041
77,447	KEC International Ltd.	705,025
403,418	Redington Ltd.	1,141,497
166,473	Shriram Finance Ltd.	1,271,327

		7,819,670

Indonesia — 2.3%
2,125,400	Bank Negara Indonesia Persero Tbk PT	539,075
3,333,600	Mitra Adiperkasa Tbk PT	270,976
3,627,300	Telkom Indonesia Persero Tbk PT	526,792

		1,336,843

Korea — 6.7%
10,047	DB Insurance Co. Ltd.	606,916
13,684	Hana Financial Group, Inc.	558,722
3,068	Hyundai Motor Co.	414,395
33,634	Samsung Electronics Co. Ltd.	1,333,436
6,917	SK Hynix, Inc.	922,078

		3,835,547

Mexico — 2.3%
362,114	Gentera SAB de CV	558,092
71,355	Grupo Comercial Chedraui SA de CV	400,979
61,300	Regional SAB de CV	389,885

		1,348,956

Pakistan — 0.7%
764,206	Habib Bank Ltd.	417,856

Peru — 1.3%
4,150	Credicorp Ltd.	772,564

Philippines — 1.9%
31,350	Ayala Corp.	324,507
281,030	BDO Unibank, Inc.	753,096

		1,077,603

Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c),*,#	0
893,930	United Co. RUSAL International PJSC(b),(c),*,#	0

		0

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

March 31, 2025

Shares		Value
Saudi Arabia — 0.5%
30,634	Saudi National Bank (The)	$291,922

South Africa — 8.7%
729,322	Growthpoint Properties Ltd., REIT	516,464
41,738	Mr Price Group Ltd.	506,278
134,309	MTN Group Ltd.	903,467
10,357	Naspers Ltd., Class N	2,568,439
708,155	Netcare Ltd.	509,167

		5,003,815

Taiwan — 13.0%
125,831	Chailease Holding Co. Ltd.	444,981
87,465	Innodisk Corp.	667,297
13,598	Lotes Co. Ltd.	575,353
16,204	MediaTek, Inc.	698,400
154,888	Taiwan Semiconductor Manufacturing Co. Ltd.	4,362,109
157,989	Taiwan Union Technology Corp.	753,799

		7,501,939

Turkey — 1.1%
86,574	KOC Holding AS	373,591
19,712	Migros Ticaret AS	257,131

		630,722

United Arab Emirates — 1.2%
306,308	Aldar Properties PJSC	699,506

United Kingdom — 0.6%
89,623	Pepco Group NV	346,570

United States — 1.7%
2,700	Globant SA*	317,844
32,409	Laureate Education, Inc.*	662,764

		980,608

Vietnam — 2.0%
713,320	Ho Chi Minh City Development Joint Stock Commercial Bank	618,496
275,850	Vinhomes JSC(a),*	555,048

		1,173,544

Total Common Stocks		56,308,442

(Cost $51,239,678)

Preferred Stocks — 2.6%

Brazil — 1.1%
86,100	Centrais Eletricas Brasileiras SA, Class B, 4.31%	671,576

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

March 31, 2025

Shares		Value
Colombia — 0.6%
67,574	Banco Davivienda SA, 0.00%*	$327,690

Korea — 0.9%
16,179	Samsung Electronics Co. Ltd., 2.37%	523,672

Total Preferred Stocks		1,522,938

(Cost $1,898,320)

Investment Company — 0.3%
158,616	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (d)	158,616

Total Investment Company		158,616

(Cost $158,616)

Total Investments		$57,989,996
(Cost $53,296,614)(e) — 100.6%

Liabilities in excess of other assets — (0.6)%		(338,059)

NET ASSETS — 100.0%		$57,651,937

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.
#

Denotes a restricted security, which is subject to legal or contractual restrictions on resale as the result of Office of Foreign Assets Control (“OFAC”) sanctions on certain Russian entities. These securities are valued at fair value determined in good faith under valuation procedures approved by the Fund’s Board of Trustees. At March 31, 2025, the total market value of these securities amounts to $0, which represents 0.00% of the Fund’s total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Sistema PJSFC	01/14/2021–01/20/2022	2,322,600	$962,301	$0
United Co. RUSAL International PJSC	05/27/2021–02/04/2022	893,930	756,088	0

			$1,718,389	$0

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

March 31, 2025

Abbreviations used are defined below:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

March 31, 2025

Shares		Value
Common Stocks — 99.1%
France — 4.0%
73,771	Safran SA	$19,422,684

Germany — 3.0%
54,354	SAP SE	14,564,137

Hong Kong — 2.4%
1,521,824	AIA Group Ltd.	11,520,015

India — 2.9%
896,889	ICICI Bank Ltd.	14,097,321

Ireland — 3.0%
45,500	Accenture Plc, Class A	14,197,820

Italy — 1.0%
927,121	Intesa Sanpaolo SpA	4,778,076

Japan — 3.5%
519,400	Mitsubishi Electric Corp.	9,578,922
139,100	Recruit Holdings Co. Ltd.	7,206,948

		16,785,870

Luxembourg — 0.7%
66,406	Eurofins Scientific SE	3,542,278

Switzerland — 4.1%
260,904	ABB Ltd.	13,462,113
61,133	Galderma Group AG*	6,460,725

		19,922,838

Taiwan — 2.0%
56,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,395,600

United Kingdom — 11.6%
2,349,907	Haleon Plc	11,867,518
122,509	InterContinental Hotels Group Plc	13,190,571
1,152,634	National Grid Plc	15,035,222
264,212	Unilever Plc	15,764,758

		55,858,069

United States — 60.9%
83,200	Amazon.com, Inc.*	15,829,632
22,100	AppLovin Corp., Class A*	5,855,837
4,300	AutoZone, Inc.*	16,394,954

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

March 31, 2025

Shares		Value
11,400	Blackrock, Inc.	$10,789,872
70,300	Blackstone, Inc.	9,826,534
44,100	Broadcom, Inc.	7,383,663
50,900	Cheniere Energy, Inc.	11,778,260
56,200	Chubb Ltd.	16,971,838
128,800	CRH Plc	11,330,536
12,300	Eli Lilly & Co.	10,158,693
37,500	Home Depot, Inc. (The)	13,743,375
82,000	Intercontinental Exchange, Inc.	14,145,000
16,300	Intuit, Inc.	10,008,037
39,800	JPMorgan Chase & Co.	9,762,940
23,500	McKesson Corp.	15,815,265
85,600	Microsoft Corp.	32,133,384
15,600	Netflix, Inc.*	14,547,468
108,500	NVIDIA Corp.	11,759,230
13,700	Parker-Hannifin Corp.	8,327,545
59,700	Procter & Gamble Co. (The)	10,174,074
29,600	Salesforce, Inc.	7,943,456
34,400	UnitedHealth Group, Inc.	18,017,000
82,300	Valero Energy Corp.	10,869,361

		293,565,954

Total Common Stocks		477,650,662

(Cost $444,725,513)

Investment Company — 1.0%
4,923,377	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	4,923,377

Total Investment Company		4,923,377

(Cost $4,923,377)

Total Investments		$482,574,039
(Cost $449,648,890)(b) — 100.1%

Liabilities in excess of other assets — (0.1)%		(365,185)

NET ASSETS — 100.0%		$482,208,854

(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Equity Leaders Fund

March 31, 2025

Shares		Value

Common Stocks — 99.8%
France — 4.1%
820	Safran SA	$215,893

Germany — 3.3%
648	SAP SE	173,632

Hong Kong — 3.0%
20,949	AIA Group Ltd.	158,581

India — 3.7%
6,181	ICICI Bank Ltd., ADR	194,825

Ireland — 3.0%
505	Accenture Plc, Class A	157,580

Italy — 3.1%
31,224	Intesa Sanpaolo SpA	160,918

Japan — 2.7%
2,770	Recruit Holdings Co. Ltd.	143,517

Singapore — 4.6%
7,075	DBS Group Holdings Ltd.	242,965

Switzerland — 3.9%
4,036	ABB Ltd.	208,249

Taiwan — 1.7%
527	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	87,482

United Kingdom — 4.7%
4,126	Unilever Plc	246,186

United States — 62.0%
1,277	Amazon.com, Inc.*	242,962
264	AppLovin Corp., Class A*	69,952
37	AutoZone, Inc.*	141,073
99	Blackrock, Inc.	93,702
1,219	Blackstone, Inc.	170,392
422	Broadcom, Inc.	70,656
559	Chubb Ltd.	168,812
1,378	CRH Plc	121,223
203	Eli Lilly & Co.	167,660

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Equity Leaders Fund (cont.)

March 31, 2025

Shares		Value

279	Home Depot, Inc. (The)	$102,251
1,000	Intercontinental Exchange, Inc.	172,500
175	Intuit, Inc.	107,448
415	JPMorgan Chase & Co.	101,800
267	McKesson Corp.	179,688
877	Microsoft Corp.	329,217
126	Netflix, Inc.*	117,499
1,139	NVIDIA Corp.	123,445
140	Parker-Hannifin Corp.	85,099
929	Procter & Gamble Co. (The)	158,320
1,158	Prologis, Inc., REIT	129,453
317	Salesforce, Inc.	85,070
379	UnitedHealth Group, Inc.	198,501
978	Valero Energy Corp.	129,164

		3,265,887

Total Common Stocks		5,255,715

(Cost $4,969,012)

Investment Company — 0.9%
44,263	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	44,263

Total Investment Company		44,263

(Cost $44,263)

Total Investments		$5,299,978
(Cost $5,013,275)(b) — 100.7%

Liabilities in excess of other assets — (0.7)%		(35,192)

NET ASSETS — 100.0%		$5,264,786

(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund

March 31, 2025

Shares		Value
Common Stocks — 99.7%
Australia — 4.9%
7,674	Brambles Ltd.	$96,947
2,870	CSL Ltd.	451,707
557	Flutter Entertainment Plc*	123,480
5,558	Goodman Group, REIT	99,747
2,312	Macquarie Group Ltd.	287,721
4,080	Mineral Resources Ltd.*	61,604
27,604	Paladin Energy Ltd.*	89,382

		1,210,588

China — 1.0%
3,700	Tencent Holdings Ltd.	236,415

Denmark — 4.6%
1,134	DSV A/S	219,294
10,027	Novo Nordisk A/S, Class B	685,630
3,796	Novonesis (Novozymes), Class B	221,028

		1,125,952

Finland — 1.4%
35,250	Sampo Oyj, Class A	337,807

France — 9.7%
2,364	Air Liquide SA	449,031
2,559	EssilorLuxottica SA	737,423
802	LVMH Moet Hennessy Louis Vuitton SE	496,661
1,599	Schneider Electric SE	369,122
5,438	TotalEnergies SE	350,387

		2,402,624

Germany — 8.5%
1,586	Allianz SE	606,978
927	Deutsche Boerse AG	273,521
1,481	Heidelberg Materials AG	255,291
1,795	Mercedes-Benz Group AG	106,034
153	Rheinmetall AG	218,931
1,484	SAP SE	397,637
1,083	Siemens AG	250,115

		2,108,507

Hong Kong — 1.2%
38,200	AIA Group Ltd.	289,169

Ireland — 4.0%
31,877	Bank of Ireland Group Plc	376,637

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

March 31, 2025

Shares		Value
3,206	CRH Plc	$280,982
8,094	Ryanair Holdings Plc, ADR	342,943

		1,000,562

Italy — 1.5%
71,264	Intesa Sanpaolo SpA	367,271

Japan — 23.9%
9,400	Daiichi Sankyo Co. Ltd.	223,850
1,200	Fast Retailing Co. Ltd.	357,230
29,800	Hitachi Ltd.	699,686
750	Keyence Corp.	294,908
35,500	Mitsubishi Heavy Industries Ltd.	609,663
58,100	Mitsubishi UFJ Financial Group, Inc.	792,125
5,060	Nintendo Co. Ltd.	343,967
7,267	Recruit Holdings Co. Ltd.	376,512
8,602	Sanrio Co. Ltd.	397,977
9,100	SoftBank Group Corp.	465,464
27,500	Sony Group Corp.	695,833
32,500	TDK Corp.	340,570
8,000	Tokio Marine Holdings, Inc.	311,223

		5,909,008

Netherlands — 5.8%
842	ASML Holding NV	557,213
565	BE Semiconductor Industries NV	59,046
4,988	Heineken NV	406,724
20,901	ING Groep NV	409,478

		1,432,461

New Zealand — 0.4%
992	Xero Ltd.*	96,962

Norway — 2.1%
3,540	Aker BP ASA	83,930
16,500	DNB Bank ASA	434,159

		518,089

Singapore — 2.3%
16,700	DBS Group Holdings Ltd.	573,500

Spain — 2.7%
2,854	Amadeus IT Group SA	218,568
27,040	Iberdrola SA	436,644

		655,212

Sweden — 2.5%
8,994	Assa Abloy AB, Class B	270,011

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

March 31, 2025

Shares		Value
10,925	Atlas Copco AB, Class A	$174,510
16,505	Hexagon AB, Class B	176,435

		620,956

Switzerland — 4.1%
1,822	Roche Holding AG	599,671
13,752	UBS Group AG	422,387

		1,022,058

Taiwan — 2.1%
18,404	Taiwan Semiconductor Manufacturing Co. Ltd.	518,312

United Kingdom — 17.0%
5,265	Ashtead Group Plc	284,661
3,509	AstraZeneca Plc	515,279
32,259	Barratt Redrow Plc	177,452
16,604	BP Plc	93,173
4,186	British American Tobacco Plc	171,728
3,344	Coca-Cola Europacific Partners Plc	291,028
3,301	DCC Plc	220,612
10,961	Diageo Plc	286,440
5,283	Experian Plc	244,789
22,886	Haleon Plc	115,579
3,473	London Stock Exchange Group Plc	515,835
63,097	NatWest Group Plc	372,549
8,537	RELX Plc	429,081
7,948	Unilever Plc	474,234

		4,192,440

Total Common Stocks		24,617,893

(Cost $21,840,713)

Investment Company — 0.4%
90,358	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	90,358

Total Investment Company		90,358

(Cost $90,358)

Total Investments		$24,708,251
(Cost $21,931,071)(b) — 100.1%

Liabilities in excess of other assets — (0.1)%		(15,499)

NET ASSETS — 100.0%		$24,692,752

(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

March 31, 2025

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund

March 31, 2025

Shares		Value
Common Stocks — 98.9%
Australia — 3.4%
9,855	Paladin Energy Ltd.*	$31,910
676	Pro Medicus Ltd.	85,565
24,606	Steadfast Group Ltd.	89,473

		206,948

Austria — 1.0%
580	BAWAG Group AG(a)	59,835

Belgium — 2.7%
3,038	Azelis Group NV	53,382
12	Lotus Bakeries NV	106,681

		160,063

China — 0.6%
1,800	Kanzhun Ltd., ADR*	34,506

Denmark — 2.2%
1,780	Novonesis (Novozymes), Class B	103,643
1,856	Scandinavian Tobacco Group A/S(a)	27,027

		130,670

France — 5.1%
1,365	Exosens SAS*	49,600
978	Gaztransport Et Technigaz SA	148,298
3,332	Technip Energies NV	108,715

		306,613

Germany — 4.2%
1,140	CTS Eventim AG & Co. KGaA	114,367
2,176	Freenet AG	82,947
69	Rational AG	57,488

		254,802

India — 7.0%
35,633	Aditya Birla Capital Ltd.*	76,803
325	Dixon Technologies India Ltd.	49,847
1,981	Gravita India Ltd.	42,066
5,748	KPIT Technologies Ltd.	87,074
4,802	Phoenix Mills Ltd. (The)	92,014
12,107	Varun Beverages Ltd.	76,181

		423,985

Indonesia — 2.9%
383,300	Indosat Tbk PT	33,539
505,700	Mayora Indah Tbk PT	61,837

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

March 31, 2025

Shares		Value
2,197,300	Midi Utama Indonesia Tbk PT	$45,023
1,065,900	Sarana Menara Nusantara Tbk PT	32,366

		172,765

Italy — 0.7%
2,215	Lottomatica Group SpA	44,714

Japan — 24.3%
7,300	Asics Corp.	154,815
3,100	BayCurrent Inc	134,336
2,400	Fujikura Ltd.	88,884
4,800	Isetan Mitsukoshi Holdings Ltd.	69,609
3,100	Japan Steel Works Ltd. (The)	110,237
3,200	Kawasaki Heavy Industries Ltd.	193,152
3,000	Organo Corp.	129,092
14,700	Round One Corp.	96,673
8,100	Ryohin Keikaku Co. Ltd.	221,280
3,700	Sanrio Co. Ltd.	171,183
3,300	TBS Holdings, Inc.	95,185

		1,464,446

New Zealand — 2.1%
2,471	Fisher & Paykel Healthcare Corp. Ltd.	47,158
13,878	Infratil Ltd.	81,884

		129,042

Norway — 7.2%
4,572	Aker BP ASA	108,398
4,203	Nordic Semiconductor ASA*	51,104
9,559	SpareBank 1 SMN	166,365
7,587	Veidekke ASA	105,969

		431,836

Philippines — 2.6%
24,930	International Container Terminal Services, Inc.	154,922

Sweden — 7.8%
9,852	Alimak Group AB(a)	130,033
1,078	Camurus AB*	61,276
10,610	Hexpol AB	92,782
787	MIPS AB	30,207
4,241	Sweco AB, Class B	76,122
2,679	Thule Group AB(a)	77,094

		467,514

Switzerland — 1.2%
418	Sulzer AG	71,296

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

March 31, 2025

Shares		Value
Taiwan — 6.8%
382	ASPEED Technology, Inc.	$35,375
11,362	E Ink Holdings, Inc.	92,496
4,901	Lai Yih Footwear Co. Ltd.	51,766
1,759	Lotes Co. Ltd.	74,426
3,356	Voltronic Power Technology Corp.	156,934

		410,997

Thailand — 1.3%
380	Fabrinet*	75,054

United Kingdom — 12.6%
5,379	Auto Trader Group Plc(a)	52,013
20,836	Barratt Redrow Plc	114,616
2,561	Cranswick Plc	162,805
16,554	GB Group Plc	63,198
10,033	Howden Joinery Group Plc	93,832
15,089	OSB Group Plc	84,391
6,686	Rightmove Plc	59,526
2,424	Softcat Plc	49,685
11,098	Volution Group Plc	77,588

		757,654

United States — 1.3%
6,168	Life360, Inc.(a),*	77,410

Vietnam — 1.9%
24,340	FPT Corp.	115,796

Total Common Stocks		5,950,868

(Cost $5,148,305)

Investment Company — 2.3%
140,191	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	140,191

Total Investment Company		140,191

(Cost $140,191)

Total Investments		$6,091,059
(Cost $5,288,496)(c) — 101.2%

Liabilities in excess of other assets — (1.2)%		(73,196)

NET ASSETS — 100.0%		$6,017,863

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

March 31, 2025

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Abbreviations used are defined below:

ADR – American Depositary Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund

March 31, 2025

Shares		Value
Common Stocks — 97.4%
China — 90.6%
5,000	AAC Technologies Holdings, Inc.	$30,506
29,416	Alibaba Group Holding Ltd.	486,717
9,600	Anhui Yingliu Electromechanical Co. Ltd., Class A	24,711
1,400	Asymchem Laboratories Tianjin Co. Ltd., Class A	15,216
28,300	Baoshan Iron & Steel Co. Ltd., Class A	28,076
2,000	BYD Co. Ltd., Class H	101,273
303	Cambricon Technologies Corp. Ltd., Class A*	26,224
125,476	China Construction Bank Corp., Class H	111,192
5,200	China CSSC Holdings Ltd., Class A	21,902
18,000	China Hongqiao Group Ltd.	37,235
7,000	China Life Insurance Co. Ltd., Class H	13,531
2,700	China Life Insurance Co. Ltd., Class A	14,002
39,185	China Mengniu Dairy Co. Ltd.	96,784
10,577	China Merchants Bank Co. Ltd., Class H	62,711
7,197	China Resources Land Ltd.	23,874
6,100	Contemporary Amperex Technology Co. Ltd., Class A	213,501
218,000	Dongfeng Motor Group Co. Ltd., Class H	133,203
7,100	Flat Glass Group Co. Ltd., Class A	17,415
12,374	Fuyao Glass Industry Group Co. Ltd., Series H(a)	88,526
1,292	GDS Holdings Ltd., ADR*	32,726
7,049	GDS Holdings Ltd., Class A*	22,295
28,000	Geely Automobile Holdings Ltd.	60,105
12,900	Hexing Electrical Co. Ltd., Class A	60,905
80,383	Industrial & Commercial Bank of China Ltd., Class H	57,360
900	JD.com, Inc., ADR	37,008
35,917	Jinan Shengquan Group Share Holding Co. Ltd., Class A	140,298
720	JOYY, Inc., ADR*	30,226
6,685	Kanzhun Ltd., ADR*	128,151
2,979	KE Holdings, Inc., ADR	59,848
9,407	KE Holdings, Inc., Class A	63,603
4,000	Luxshare Precision Industry Co. Ltd., Class A	22,632
8,498	Meituan, Class B(a),*	171,001
5,636	Midea Group Co. Ltd., Class H*	57,139
1,200	Mixue Group*	64,954
11,700	Muyuan Foods Co. Ltd., Class A	62,520
2,440	NetEase, Inc.	50,124
19,176	New Horizon Health Ltd.(a),(b),(c),*	0
15,500	Ningbo Orient Wires & Cables Co. Ltd., Class A	104,524
1,563	PDD Holdings, Inc. , ADR*	184,981
27,612	Ping An Insurance Group Co. of China Ltd., Series H	164,815
12,650	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	40,841
1,524	Shenzhen Inovance Technology Co. Ltd., Class A	14,335
6,405	Shenzhen SEICHI Technologies Co. Ltd., Class A	62,988
533	Shenzhou International Group Holdings Ltd.	4,008
4,700	Sieyuan Electric Co. Ltd., Class A	49,371
4,449	Sunresin New Materials Co. Ltd., Class A	28,193
13,080	TAL Education Group, ADR*	172,787

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

March 31, 2025

Shares		Value
7,986	Tencent Holdings Ltd.	$510,273
1,872	Trip.com Group Ltd.	118,997
1,550	Vnet Group, Inc., ADR*	12,710
1,400	Will Semiconductor Co. Ltd. Shanghai, Class A	25,817
11,751	WuXi AppTec Co. Ltd., Class H(a)	104,940
36,701	Xiaomi Corp., Class B(a),*	232,234
15,400	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	61,633
2,500	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	12,294
40,704	Zijin Mining Group Co. Ltd., Class H	92,882

		4,666,117

Hong Kong — 1.2%
2,400	ASMPT Ltd.	16,915
374	Futu Holdings Ltd., ADR	38,279
500	Techtronic Industries Co. Ltd.	5,992

		61,186

Korea — 1.4%
534	SK Hynix, Inc.	71,185

South Africa — 4.0%
834	Naspers Ltd., Class N	206,824

Taiwan — 0.2%
334	Taiwan Semiconductor Manufacturing Co. Ltd.	9,407

Total Common Stocks		5,014,719

(Cost $4,335,917)

Equity Linked Security — 1.1%
China — 1.1%
76,343	Puyang Refractories Group Co. Ltd.*	55,663

Total Equity Linked Security		55,663

(Cost $57,754)

Total Investments		$5,070,382
(Cost $4,393,671)(d) — 98.5%

Other assets in excess of liabilities — 1.5%		76,426

NET ASSETS — 100.0%		$5,146,808

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

March 31, 2025

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2025

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $3,733,772,609 and $56,324,076, respectively)	$3,922,755,837	$60,088,535
Affiliated investments (cost $26,294,451 and $1,084,860, respectively)	26,294,451	1,084,860
Cash	1,929	5
Foreign currency, at value (cost $287,286 and $27,867, respectively)	288,163	27,518
Interest and dividend receivable	9,322,516	212,089
Receivable from advisor	448,841	44,047
Receivable for capital shares issued	9,787,624	5,500
Receivable for investments sold	3,008,372	—
Prepaid expenses and other assets	39,699	4,745

Total Assets	3,971,947,432	61,467,299

Liabilities:
Current tax payable	15,883,518	381,002
Payable for capital shares redeemed	13,689,726	73,458
Payable for investments purchased	97,186	—
Accrued expenses and other payables:
Investment advisory fees	2,536,393	39,032
Accounting fees	57,347	47,199
Audit fees	55,450	39,140
Distribution fees	52,997	5,017
Custodian fees	410,042	23,594
Shareholder reports	13,130	1,185
Transfer agent fees	536,705	2,454
Other	105,008	9,322

Total Liabilities	33,437,502	621,403

Net Assets	$3,938,509,930	$60,845,896

Net Assets Consists of:
Capital	$3,781,858,526	$56,913,322
Accumulated earnings	156,651,404	3,932,574

Net Assets	$3,938,509,930	$60,845,896

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Net Assets
Class A	$102,778,057	$8,970,799
Class I	3,044,933,223	50,634,186
Class R6	790,798,650	1,240,911

Total	$3,938,509,930	$60,845,896

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	7,705,603	770,406
Class I	224,941,065	4,350,091
Class R6	58,125,599	106,703

Total	290,772,267	5,227,200

Net Asset Values and Redemption Prices Per Share:
Class A	$13.34	$11.64

Class I	$13.54	$11.64

Class R6	$13.60	$11.63

Maximum Offering Price Per Share:
Class A	$14.15	$12.35

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $53,137,998 and $444,725,513, respectively)	$57,831,380	$477,650,662
Affiliated investments (cost $158,616 and $4,923,377, respectively)	158,616	4,923,377
Cash	—	26
Foreign currency, at value (cost $355 and $0, respectively)	355	—
Interest and dividend receivable	215,865	1,487,254
Receivable from advisor	33,151	44,025
Receivable for capital shares issued	335	18,478
Receivable for investments sold	171,099	3,460,301
Prepaid expenses and other assets	20,984	12,415

Total Assets	58,431,785	487,596,538

Liabilities:
Foreign currency overdraft, at value (cost $0 and $3,477, respectively)	—	3,480
Current tax payable	264,383	360,139
Professional fees payable	1,992	—
Payable for capital shares redeemed	14,046	184,913
Payable for investments purchased	2,111	4,441,964
Accrued expenses and other payables:
Investment advisory fees	37,354	247,717
Accounting fees	11,305	16,655
Audit fees	39,140	41,450
Distribution fees	73	171
Custodian fees	34,842	16,903
Shareholder reports	853	842
Transfer agent fees	9,672	52,946
Line of Credit Payable	350,000	—
Other	14,077	20,504

Total Liabilities	779,848	5,387,684

Net Assets	$57,651,937	$482,208,854

Net Assets Consists of:
Capital	$65,261,420	$476,399,546
Accumulated earnings	(7,609,483)	5,809,308

Net Assets	$57,651,937	$482,208,854

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Net Assets
Class A	$16,617	$62,586
Class I	57,493,254	347,493,390
Class R6	142,066	134,652,878

Total	$57,651,937	$482,208,854

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,995	3,123
Class I	6,894,687	17,307,472
Class R6	18,318	6,683,960

Total	6,915,000	23,994,555

Net Asset Values and Redemption Prices Per Share:
Class A	$8.33	$20.04

Class I	$8.34	$20.08

Class R6	$7.76	$20.15

Maximum Offering Price Per Share:
Class A	$8.84	$21.26

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025

	RBC Global Equity Leaders Fund	RBC International Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $4,969,012 and $21,840,713, respectively)	$5,255,715	$24,617,893
Affiliated investments (cost $44,263 and $90,358, respectively)	44,263	90,358
Foreign currency, at value (cost $0 and $13,273, respectively)	—	13,274
Interest and dividend receivable	11,413	144,720
Receivable from advisor	18,219	12,597
Receivable for investments sold	38,084	—
Prepaid expenses and other assets	8,541	4,697

Total Assets	5,376,235	24,883,539

Liabilities:
Foreign currency overdraft, at value (cost $5 and $0, respectively)	5	—
Professional fees payable	2,316	—
Payable for investments purchased	39,509	62,678
Accrued expenses and other payables:
Investment advisory fees	2,764	13,870
Accounting fees	10,671	46,814
Audit fees	39,140	39,140
Distribution fees	7,450	6,561
Custodian fees	2,239	5,423
Shareholder reports	1,793	2,013
Transfer agent fees	1,763	1,763
Other	3,799	12,525

Total Liabilities	111,449	190,787

Net Assets	$5,264,786	$24,692,752

Net Assets Consists of:
Capital	$5,096,453	$21,188,204
Accumulated earnings	168,333	3,504,548

Net Assets	$5,264,786	$24,692,752

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025

	RBC Global Equity Leaders Fund	RBC International Equity Fund
Net Assets
Class A	$1,045,694	$1,238,984
Class I	3,163,017	21,586,464
Class R6	1,056,075	1,867,304

Total	$5,264,786	$24,692,752

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	101,726	105,764
Class I	307,476	1,841,290
Class R6	102,645	159,253

Total	511,847	2,106,307

Net Asset Values and Redemption Prices Per Share:
Class A	$10.28	$11.71

Class I	$10.29	$11.72

Class R6	$10.29	$11.73

Maximum Offering Price Per Share:
Class A	$10.91	$12.42

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025

	RBC International Small Cap Equity Fund	RBC China Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $5,148,305 and $4,393,671, respectively)	$5,950,868	$5,070,382
Affiliated investments (cost $140,191 and $0, respectively)	140,191	—
Cash	—	7,179
Foreign currency, at value (cost $5,131 and $0, respectively)	5,148	—
Interest and dividend receivable	18,461	533
Receivable from advisor	21,219	23,776
Receivable for investments sold	6,347	95,494
Prepaid expenses and other assets	4,676	44,749

Total Assets	6,146,910	5,242,113

Liabilities:
Foreign currency overdraft, at value (cost $0 and $52, respectively)	—	52
Current tax payable	12,566	—
Professional fees payable	—	2,316
Payable for investments purchased	—	4,948
Accrued expenses and other payables:
Investment advisory fees	4,362	3,364
Accounting fees	46,619	9,242
Audit fees	39,140	39,140
Distribution fees	3,125	3,306
Custodian fees	7,390	8,754
Shareholder reports	1,819	4,520
Transfer agent fees	1,762	10,245
Other	12,264	9,418

Total Liabilities	129,047	95,305

Net Assets	$6,017,863	$5,146,808

Net Assets Consists of:
Capital	$5,121,124	$5,168,323
Accumulated earnings	896,739	(21,515)

Net Assets	$6,017,863	$5,146,808

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025

	RBC International Small Cap Equity Fund	RBC China Equity Fund
Net Assets
Class A	$598,556	$511,103
Class I	4,213,944	3,604,358
Class R6	1,205,363	1,031,347

Total	$6,017,863	$5,146,808

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	50,860	51,781
Class I	357,774	365,064
Class R6	102,320	104,452

Total	510,954	521,297

Net Asset Values and Redemption Prices Per Share:
Class A	$11.77	$9.87

Class I	$11.78	$9.87

Class R6	$11.78	$9.87

Maximum Offering Price Per Share:
Class A	$12.49	$10.47

Maximum Sales Charge - Class A	5.75%	5.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended March 31, 2025

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Investment Income:
Dividend income - unaffiliated	$80,440,703	$1,287,270
Dividend income - affiliated	1,639,729	55,574
Foreign tax withholding	(10,411,327)	(208,924)

Total Investment Income	71,669,105	1,133,920
Expenses:
Investment advisory fees	27,453,585	475,237
Distribution fees–Class A	239,980	11,728
Accounting fees	246,474	60,803
Audit fees	59,053	39,188
Custodian fees	1,590,948	74,386
Insurance fees	6,536	3,405
Legal fees	235,647	4,213
Registrations and filing fees	115,109	47,698
Shareholder reports	192,523	23,429
Transfer agent fees–Class A	868,911	3,539
Transfer agent fees–Class I	3,336,448	58,095
Transfer agent fees–Class R6	5,531	3,519
Trustees’ fees and expenses	161,057	2,835
Tax expense	33,595	30,435
Other fees*	72,535	(14,885)

Total expenses before fee waiver/reimbursement	34,617,932	823,625
Expenses waived/reimbursed by:
Advisor	(4,226,749)	(291,152)

Net expenses	30,391,183	532,473

Net Investment Income	41,277,922	601,447

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	45,179,895	1,992,136
Foreign currency transactions	(3,484,540)	(78,209)
Foreign tax	(4,612,834)	(37,823)

Net realized gains	37,082,521	1,876,104
Net change in unrealized appreciation/(depreciation) on:
Investments	185,121,058	(2,967,620)
Foreign currency	39,548	703
Foreign tax	(3,101,030)	(235,416)

Net unrealized gains/(losses)	182,059,576	(3,202,333)

Change in net assets resulting from operations	$260,420,019	$(724,782)

*	See Note 2 in Notes to Financial Statements

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Year Ended March 31, 2025

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Investment Income:
Dividend income - unaffiliated	$1,917,548	$7,555,711
Dividend income - affiliated	16,960	217,795
Foreign tax withholding	(205,476)	(401,594)

Total Investment Income	1,729,032	7,371,912
Expenses:
Investment advisory fees	471,964	3,258,733
Distribution fees–Class A	41	124
Accounting fees	70,773	77,088
Audit fees	39,190	41,876
Custodian fees	102,189	67,588
Insurance fees	3,405	4,262
Legal fees	3,981	34,752
Registrations and filing fees	63,853	66,375
Shareholder reports	23,279	34,450
Transfer agent fees–Class A	3,548	3,586
Transfer agent fees–Class I	63,759	364,867
Transfer agent fees–Class R6	3,530	4,139
Trustees’ fees and expenses	2,555	22,640
Tax expense	4,674	8,641
Other fees	18,670	14,787

Total expenses before fee waiver/reimbursement	875,411	4,003,908
Expenses waived/reimbursed by:
Advisor	(303,790)	(316,432)

Net expenses	571,621	3,687,476

Net Investment Income	1,157,411	3,684,436

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	957,987	48,811,969
Foreign currency transactions	(78,813)	(630,107)
Foreign tax	(220,537)	(91,344)

Net realized gains	658,637	48,090,518
Net change in unrealized appreciation/(depreciation) on:
Investments	2,066,298	(31,325,705)
Foreign currency	(82)	7,990
Foreign tax	17,542	(357,110)

Net unrealized gains/(losses)	2,083,758	(31,674,825)

Change in net assets resulting from operations	$3,899,806	$20,100,129

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Year Ended March 31, 2025

	RBC Global Equity Leaders Fund	RBC International Equity Fund
Investment Income:
Dividend income - unaffiliated	$82,118	$660,075
Dividend income - affiliated	3,082	15,893
Foreign tax withholding	(4,134)	(79,425)

Total Investment Income	81,066	596,543
Expenses:
Investment advisory fees	34,408	171,805
Distribution fees–Class A	2,631	3,127
Accounting fees	47,325	68,801
Audit fees	39,144	39,157
Custodian fees	7,564	18,158
Insurance fees	3,405	3,405
Legal fees	342	1,650
Registrations and filing fees	62,132	47,848
Shareholder reports	21,773	22,344
Transfer agent fees–Class A	3,520	3,544
Transfer agent fees–Class I	3,526	3,527
Transfer agent fees–Class R6	3,520	3,522
Trustees’ fees and expenses	247	1,184
Tax expense	4,674	9,030
Other fees*	5,312	(16,204)

Total expenses before fee waiver/reimbursement	239,523	380,898
Expenses waived/reimbursed by:
Advisor	(197,834)	(182,566)

Net expenses	41,689	198,332

Net Investment Income	39,377	398,211

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	779,780	1,168,182
Foreign currency transactions	(6,643)	(30,373)

Net realized gains	773,137	1,137,809
Net change in unrealized appreciation/(depreciation) on:
Investments	(499,902)	(1,250,535)
Foreign currency	53	855

Net unrealized losses	(499,849)	(1,249,680)

Change in net assets resulting from operations	$312,665	$286,340

*	See Note 2 in Notes to Financial Statements

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Year Ended March 31, 2025

	RBC International Small Cap Equity Fund	RBC China Equity Fund
Investment Income:
Interest income	$—	$1,385
Dividend income - unaffiliated	135,940	103,508
Dividend income - affiliated	6,418	—
Foreign tax withholding	(21,718)	(7,909)

Total Investment Income	120,640	96,984
Expenses:
Investment advisory fees	53,328	36,189
Distribution fees–Class A	1,491	1,124
Accounting fees	68,903	61,238
Audit fees	39,142	39,140
Custodian fees	11,736	26,821
Insurance fees	3,405	3,405
Legal fees	389	5,732
Registrations and filing fees	47,498	61,208
Shareholder reports	21,801	29,054
Transfer agent fees–Class A	3,522	6,352
Transfer agent fees–Class I	3,527	6,321
Transfer agent fees–Class R6	3,521	6,353
Trustees’ fees and expenses	286	200
Tax expense	16,123	4,674
Other fees*	(16,353)	5,307

Total expenses before fee waiver/reimbursement	258,319	293,118
Expenses waived/reimbursed by:
Advisor	(198,329)	(244,949)

Net expenses	59,990	48,169

Net Investment Income	60,650	48,815

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	280,871	253,343
Foreign currency transactions	(10,210)	(5,079)
Foreign tax	(5,288)	—

Net realized gains	265,373	248,264
Net change in unrealized appreciation/(depreciation) on:
Investments	109,001	768,761
Foreign currency	509	(137)
Foreign tax	4,994	—

Net unrealized gains	114,504	768,624

Change in net assets resulting from operations	$440,527	$1,065,703

*	See Note 2 in Notes to Financial Statements

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$41,277,922	$31,503,923
Net realized gains from investments and foreign currency	37,082,521	43,060,341
Net change in unrealized appreciation on investments and foreign currency	182,059,576	93,684,838

Change in net assets resulting from operations	260,420,019	168,249,102

Distributions to Shareholders:
Class A	(656,882)	(1,710,440)
Class I	(43,604,009)	(36,260,758)
Class R6	(7,314,419)	(3,349,018)

Change in net assets resulting from shareholder distributions	(51,575,310)	(41,320,216)

Capital Transactions: (Note 6)
Proceeds from shares issued	1,557,874,218	1,005,736,583
Distributions reinvested	42,180,945	35,454,193
Cost of shares redeemed	(758,685,105)	(400,059,663)

Change in net assets resulting from capital transactions	841,370,058	641,131,113

Net increase in net assets	1,050,214,767	768,059,999
Net Assets:
Beginning of year	2,888,295,163	2,120,235,164

End of year	$3,938,509,930	$2,888,295,163

Share Transactions:
Issued	114,913,222	82,726,497
Reinvested	3,195,558	2,921,162
Redeemed	(56,185,199)	(32,892,541)

Change in shares resulting from capital transactions	61,923,581	52,755,118

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets ex-China Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$601,447	$463,007
Net realized gains from investments and foreign currency	1,876,104	970,943
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(3,202,333)	5,173,950

Change in net assets resulting from operations	(724,782)	6,607,900

Distributions to Shareholders:
Class A	(306,169)	(10,671)
Class I	(2,261,002)	(770,425)
Class R6	(54,636)	(24,019)

Change in net assets resulting from shareholder distributions	(2,621,807)	(805,115)

Capital Transactions: (Note 6)
Proceeds from shares issued	13,454,796	10,189,491
Distributions reinvested	2,530,245	778,115
Cost of shares redeemed	(1,976,504)	(468,337)

Change in net assets resulting from capital transactions	14,008,537	10,499,269

Net increase in net assets	10,661,948	16,302,054
Net Assets:
Beginning of year	50,183,948	33,881,894

End of year	$60,845,896	$50,183,948

Share Transactions:
Issued	1,045,039	853,713
Reinvested	212,077	68,556
Redeemed	(165,398)	(41,334)

Change in shares resulting from capital transactions	1,091,718	880,935

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Value Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$1,157,411	$1,353,349
Net realized gains/(losses) from investments and foreign currency	658,637	(5,140,462)
Net change in unrealized appreciation on investments and foreign currency	2,083,758	10,467,958

Change in net assets resulting from operations	3,899,806	6,680,845

Distributions to Shareholders:
Class A	(709)	(539)
Class I	(2,666,810)	(2,454,615)
Class R6	(7,173)	(107,997)

Change in net assets resulting from shareholder distributions	(2,674,692)	(2,563,151)

Capital Transactions: (Note 6)
Proceeds from shares issued	5,487,015	12,750,210
Distributions reinvested	2,674,070	2,562,721
Cost of shares redeemed	(17,300,601)	(20,505,087)

Change in net assets resulting from capital transactions	(9,139,516)	(5,192,156)

Net decrease in net assets	(7,914,402)	(1,074,462)
Net Assets:
Beginning of year	65,566,339	66,640,801

End of year	$57,651,937	$65,566,339

Share Transactions:
Issued	656,471	1,633,491
Reinvested	339,849	339,167
Redeemed	(2,068,724)	(2,618,828)

Change in shares resulting from capital transactions	(1,072,404)	(646,170)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Global Opportunities Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$3,684,436	$3,812,893
Net realized gains/(losses) from investments and foreign currency	48,090,518	(36,773,037)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(31,674,825)	104,067,041

Change in net assets resulting from operations	20,100,129	71,106,897

Distributions to Shareholders:
Class A	(192)	(237)
Class I	(2,393,575)	(2,583,817)
Class R6	(903,876)	(1,027,909)

Change in net assets resulting from shareholder distributions	(3,297,643)	(3,611,963)

Capital Transactions: (Note 6)
Proceeds from shares issued	26,654,313	58,671,665
Distributions reinvested	3,032,807	3,279,711
Cost of shares redeemed	(59,426,896)	(101,548,774)

Change in net assets resulting from capital transactions	(29,739,776)	(39,597,398)

Net increase/(decrease) in net assets	(12,937,290)	27,897,536
Net Assets:
Beginning of year	495,146,144	467,248,608

End of year	$482,208,854	$495,146,144

Share Transactions:
Issued	1,305,026	3,443,002
Reinvested	146,016	187,754
Redeemed	(2,870,955)	(5,862,855)

Change in shares resulting from capital transactions	(1,419,913)	(2,232,099)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Global Equity Leaders Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$39,377	$36,697
Net realized gains/(losses) from investments and foreign currency	773,137	(470,529)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(499,849)	1,298,845

Change in net assets resulting from operations	312,665	865,013

Distributions to Shareholders:
Class A	(4,416)	(5,846)
Class I	(21,121)	(23,923)
Class R6	(7,568)	(8,403)

Change in net assets resulting from shareholder distributions	(33,105)	(38,172)

Capital Transactions: (Note 6)
Proceeds from shares issued	—	—
Distributions reinvested	33,105	38,173
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	33,105	38,173

Net increase in net assets	312,665	865,014
Net Assets:
Beginning of year	4,952,121	4,087,107

End of year	$5,264,786	$4,952,121

Share Transactions:
Issued	—	—
Reinvested	3,123	4,413
Redeemed	—	—

Change in shares resulting from capital transactions	3,123	4,413

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC International Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$398,211	$395,607
Net realized gains/(losses) from investments and foreign currency	1,137,809	(41,196)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(1,249,680)	3,130,582

Change in net assets resulting from operations	286,340	3,484,993

Distributions to Shareholders:
Class A	(35,880)	(17,201)
Class I	(677,579)	(347,078)
Class R6	(59,032)	(30,540)

Change in net assets resulting from shareholder distributions	(772,491)	(394,819)

Capital Transactions: (Note 6)
Proceeds from shares issued	16,519	10,992
Distributions reinvested	772,491	394,819
Cost of shares redeemed	(103)	—

Change in net assets resulting from capital transactions	788,907	405,811

Net increase in net assets	302,756	3,495,985
Net Assets:
Beginning of year	24,389,996	20,894,011

End of year	$24,692,752	$24,389,996

Share Transactions:
Issued	1,397	919
Reinvested	67,941	36,058
Redeemed	(8)	—

Change in shares resulting from capital transactions	69,330	36,977

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC International Small Cap Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$60,650	$67,421
Net realized gains/(losses) from investments and foreign currency	265,373	(164,118)
Net change in unrealized appreciation on investments and foreign currency	114,504	544,645

Change in net assets resulting from operations	440,527	447,948

Distributions to Shareholders:
Class A	(7,260)	(2,481)
Class I	(61,257)	(26,334)
Class R6	(18,102)	(8,037)

Change in net assets resulting from shareholder distributions	(86,619)	(36,852)

Capital Transactions: (Note 6)
Proceeds from shares issued	—	—
Distributions reinvested	86,619	36,852
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	86,619	36,852

Net increase in net assets	440,527	447,948
Net Assets:
Beginning of year	5,577,336	5,129,388

End of year	$6,017,863	$5,577,336

Share Transactions:
Issued	—	—
Reinvested	7,427	3,527
Redeemed	—	—

Change in shares resulting from capital transactions	7,427	3,527

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC China Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$48,815	$26,150
Net realized gains/(losses) from investments and foreign currency	248,264	(450,809)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	768,624	(219,365)

Change in net assets resulting from operations	1,065,703	(644,024)

Distributions to Shareholders:
Class A	(7,595)	(3,812)
Class I	(61,086)	(34,635)
Class R6	(17,912)	(10,352)

Change in net assets resulting from shareholder distributions	(86,593)	(48,799)

Capital Transactions: (Note 6)
Proceeds from shares issued	—	—
Distributions reinvested	86,593	48,799
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	86,593	48,799

Net increase/(decrease) in net assets	1,065,703	(644,024)
Net Assets:
Beginning of year	4,081,105	4,725,129

End of year	$5,146,808	$4,081,105

Share Transactions:
Issued	—	—
Reinvested	10,068	6,153
Redeemed	—	—

Change in shares resulting from capital transactions	10,068	6,153

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/25	$12.42	0.17	0.90	—	1.07	(0.07)	(0.08)	(0.15)	$13.34
Year Ended 3/31/24	11.85	0.13	0.61	—	0.74	(0.17)	—	(0.17)	12.42
Year Ended 3/31/23	12.52	0.18	(0.76)	—	(0.58)	(0.09)	—	(0.09)	11.85
Year Ended 3/31/22	14.64	0.11	(1.88)	—(b)	(1.77)	(0.15)	(0.20)	(0.35)	12.52
Year Ended 3/31/21	9.50	—(b)	5.25	—(b)	5.25	(0.11)	—	(0.11)	14.64
Class I
Year Ended 3/31/25	$12.62	0.16	0.96	—	1.12	(0.12)	(0.08)	(0.20)	$13.54
Year Ended 3/31/24	12.04	0.16	0.62	—	0.78	(0.20)	—	(0.20)	12.62
Year Ended 3/31/23	12.76	0.20	(0.77)	—	(0.57)	(0.15)	—	(0.15)	12.04
Year Ended 3/31/22	14.91	0.14	(1.91)	—(b)	(1.77)	(0.18)	(0.20)	(0.38)	12.76
Year Ended 3/31/21	9.67	0.07	5.32	—(b)	5.39	(0.15)	—	(0.15)	14.91
Class R6
Year Ended 3/31/25	$12.69	0.15	0.96	—	1.11	(0.12)	(0.08)	(0.20)	$13.60
Year Ended 3/31/24	12.10	0.17	0.62	—	0.79	(0.20)	—	(0.20)	12.69
Year Ended 3/31/23	12.82	0.20	(0.77)	—	(0.57)	(0.15)	—	(0.15)	12.10
Year Ended 3/31/22	14.98	0.15	(1.93)	—	(1.78)	(0.18)	(0.20)	(0.38)	12.82
Year Ended 3/31/21	9.72	0.07	5.34	—	5.41	(0.15)	—	(0.15)	14.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Year Ended 3/31/25	8.58%	$102,778	1.13	%(c)	1.26%	2.03	%(c)	16%
Year Ended 3/31/24	6.29%	125,841	1.13	%(c)	1.11%	2.11	%(c)	34%
Year Ended 3/31/23	(4.57)%	124,373	1.13%		1.56%	1.82%		19%
Year Ended 3/31/22	(12.17)%	297,037	1.13%		0.77%	1.68%		14%
Year Ended 3/31/21	55.33%	287,862	1.13%		0.00%	1.45%		15%
Class I
Year Ended 3/31/25	8.91%	$3,044,933	0.88	%(c)	1.22%	0.99	%(c)	16%
Year Ended 3/31/24	6.54%	2,496,784	0.88	%(c)	1.30%	1.00	%(c)	34%
Year Ended 3/31/23	(4.38)%	1,751,023	0.88%		1.73%	1.03%		19%
Year Ended 3/31/22	(11.97)%	2,111,110	0.88%		1.01%	0.99%		14%
Year Ended 3/31/21	55.77%	2,069,695	0.88%		0.57%	0.99%		15%
Class R6
Year Ended 3/31/25	8.79%	$790,799	0.88	%(c)	1.11%	0.89	%(c)	16%
Year Ended 3/31/24	6.59%	265,671	0.88	%(c)	1.40%	0.88	%(c)	34%
Year Ended 3/31/23	(4.36)%	244,839	0.88%		1.70%	0.90%		19%
Year Ended 3/31/22	(11.99)%	248,557	0.88%		1.05%	0.88%		14%
Year Ended 3/31/21	55.70%	305,553	0.88%		0.58%	0.88%		15%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/25	$12.12	0.07	(0.07)	—	(0.04)	(0.44)	(0.48)	$11.64
Year Ended 3/31/24	10.40	0.11	1.82	1.93	(0.07)	(0.14)	(0.21)	12.12
Period Ended 3/31/23(b)	10.00	0.03	0.37	0.40	—	—	—	10.40
Class I
Year Ended 3/31/25	$12.14	0.13	(0.10)	0.03	(0.09)	(0.44)	(0.53)	$11.64
Year Ended 3/31/24	10.41	0.14	1.83	1.97	(0.10)	(0.14)	(0.24)	12.14
Period Ended 3/31/23(b)	10.00	0.03	0.38	0.41	—	—	—	10.41
Class R6
Year Ended 3/31/25	$12.13	0.13	(0.09)	0.04	(0.10)	(0.44)	(0.54)	$11.63
Year Ended 3/31/24	10.41	0.13	1.83	1.96	(0.10)	(0.14)	(0.24)	12.13
Period Ended 3/31/23(b)	10.00	0.04	0.37	0.41	—	—	—	10.41

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 15, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Year Ended 3/31/25	(0.10)%		$ 8,971	1.13%	0.55%	1.67%	17%
Year Ended 3/31/24	18.73%		617	1.13%	0.96%	2.60%	38%
Period Ended 3/31/23(c)	4.00	%(d)	520	1.13%(e)	1.06%(e)	4.27%(e)	2%
Class I
Year Ended 3/31/25	0.13%		$50,634	0.88%	1.05%	1.36%	17%
Year Ended 3/31/24	19.07%		48,328	0.88%	1.23%	1.82%	38%
Period Ended 3/31/23(c)	4.10	%(d)	32,321	0.88%(e)	0.94%(e)	2.22%(e)	2%
Class R6
Year Ended 3/31/25	0.18%		$ 1,241	0.88%	1.06%	1.52%	17%
Year Ended 3/31/24	18.99%		1,239	0.88%	1.21%	2.03%	38%
Period Ended 3/31/23(c)	4.10	%(d)	1,041	0.88%(e)	1.31%(e)	3.10%(e)	2%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%. However for the period ended March 31, 2023, Fund’s net expense ratio would increase by an amount of 0.01%.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from December 15, 2022 (commencement of operations) through March 31, 2023.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/25	$ 8.21	0.14	0.35	0.49	(0.37)	—	(0.37)	$ 8.33
Year Ended 3/31/24	7.72	0.14	0.64	0.78	(0.29)	—	(0.29)	8.21
Period Ended 3/31/23(b)	8.62	0.12	(0.50)	(0.38)	—	(0.52)	(0.52)	7.72
Class I
Year Ended 3/31/25	$ 8.22	0.16	0.35	0.51	(0.39)	—	(0.39)	$ 8.34
Year Ended 3/31/24	7.73	0.16	0.65	0.81	(0.32)	—	(0.32)	8.22
Year Ended 3/31/23	8.81	0.22	(0.78)	(0.56)	—	(0.52)	(0.52)	7.73
Year Ended 3/31/22	11.22	0.15	(1.30)	(1.15)	(0.18)	(1.08)	(1.26)	8.81
Year Ended 3/31/21	6.42	0.08	4.76	4.84	(0.03)	(0.01)	(0.04)	11.22
Class R6
Year Ended 3/31/25	$ 7.88	0.34	0.13	0.47	(0.59)	—	(0.59)	$ 7.76
Year Ended 3/31/24	7.41	0.16	0.63	0.79	(0.32)	—	(0.32)	7.88
Year Ended 3/31/23	8.46	0.22	(0.75)	(0.53)	—	(0.52)	(0.52)	7.41
Year Ended 3/31/22	10.90	0.19	(1.29)	(1.10)	(0.26)	(1.08)	(1.34)	8.46
Year Ended 3/31/21	6.42	0.12	4.68	4.80	(0.31)	(0.01)	(0.32)	10.90

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 19, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 3/31/25	6.26%		$ 17	1.22%(c)	1.67%	23.49%(c)	40%
Year Ended 3/31/24	10.47%		16	1.21%(c)	1.79%	32.28%(c)	44%
Period Ended 3/31/23(d)	(4.16)%(e	)	14	1.20%(f)	1.67%(f)	19.67%(f)	44%
Class I
Year Ended 3/31/25	6.53%		$57,493	0.97%(c)	1.93%	1.47%(c)	40%
Year Ended 3/31/24	10.78%		62,756	0.96%(c)	2.06%	1.33%(c)	44%
Year Ended 3/31/23	(6.10)%		64,106	0.95%	2.86%	1.57%	44%
Year Ended 3/31/22	(10.95)%		72,867	0.95%	1.43%	1.41%	67%
Year Ended 3/31/21	75.61%		40,956	0.95%	0.79%	1.97%	68%
Class R6
Year Ended 3/31/25	6.45%		$ 142	0.88%(g)	4.11%	1.70%(g)	40%
Year Ended 3/31/24	11.00%		2,795	0.89%(c)	2.12%	1.35%(c)	44%
Year Ended 3/31/23	(6.01)%		2,520	0.88%	2.93%	1.62%	44%
Year Ended 3/31/22	(10.84)%		2,681	0.88%	1.74%	1.33%	67%
Year Ended 3/31/21	75.44%		3,006	0.88%	1.36%	3.37%	68%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	During the years ended March 31, 2025 and 2024 the ratios include line of credit interest expense of 0.02% and 0.01%, respectively.

(d)	For period from April 19, 2022 (commencement of operations) through March 31, 2023.

(e)	Not annualized.

(f)	Annualized.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(g) Ratios include line of credit interest expense which is less than 0.01%. See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/25	$19.43	0.09		0.60	—		0.69	(0.08)	—	(0.08)	$20.04
Year Ended 3/31/24	16.86	0.09		2.58	—		2.67	(0.10)	—	(0.10)	19.43
Year Ended 3/31/23	19.09	0.07		(2.30)	—		(2.23)	—(b )	—	—	16.86
Year Ended 3/31/22	19.39	—(b	)	0.64	—		0.64	(0.03)	(0.91)	(0.94)	19.09
Year Ended 3/31/21	12.28	(0.01)		7.51	—(b	)	7.50	—	(0.39)	(0.39)	19.39
Class I
Year Ended 3/31/25	$19.47	0.15		0.59	—		0.74	(0.13)	—	(0.13)	$20.08
Year Ended 3/31/24	16.88	0.14		2.58	—		2.72	(0.13)	—	(0.13)	19.47
Year Ended 3/31/23	19.11	0.11		(2.30)	—		(2.19)	(0.04)	—	(0.04)	16.88
Year Ended 3/31/22	19.41	0.05		0.64	—		0.69	(0.08)	(0.91)	(0.99)	19.11
Year Ended 3/31/21	12.28	0.04		7.53	—		7.57	(0.05)	(0.39)	(0.44)	19.41
Class R6
Year Ended 3/31/25	$19.53	0.16		0.60	—		0.76	(0.14)	—	(0.14)	$20.15
Year Ended 3/31/24	16.94	0.15		2.58	—		2.73	(0.14)	—	(0.14)	19.53
Year Ended 3/31/23	19.17	0.12		(2.30)	—		(2.18)	(0.05)	—	(0.05)	16.94
Year Ended 3/31/22	19.47	0.06		0.63	—		0.69	(0.08)	(0.91)	(0.99)	19.17
Year Ended 3/31/21	12.30	0.06		7.52	—		7.58	(0.02)	(0.39)	(0.41)	19.47

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Year Ended 3/31/25	3.55%	$63	1.00	%(c)	0.46%	8.20	%(c)	72%
Year Ended 3/31/24	15.88%	45	1.00	%(c)	0.54%	8.52	%(c)	43%
Year Ended 3/31/23	(11.66)%	20	1.00%		0.41%	20.49%		38%
Year Ended 3/31/22	2.86%	25	1.00%		(0.01)%	24.16%		44%
Year Ended 3/31/21	61.21%	13	1.02	%(d)	(0.07)%	33.96%		62%
Class I
Year Ended 3/31/25	3.80%	$347,493	0.75	%(c)	0.72%	0.82	%(c)	72%
Year Ended 3/31/24	16.22%	368,058	0.75	%(c)	0.78%	0.82	%(c)	43%
Year Ended 3/31/23	(11.44)%	313,879	0.75%		0.66%	0.84%		38%
Year Ended 3/31/22	3.09%	330,052	0.75%		0.23%	0.81%		44%
Year Ended 3/31/21	61.74%	144,339	0.77	%(d)	0.25%	0.99%		62%
Class R6
Year Ended 3/31/25	3.89%	$134,653	0.70	%(c)	0.77%	0.73	%(c)	72%
Year Ended 3/31/24	16.23%	127,043	0.70	%(c)	0.87%	0.73	%(c)	43%
Year Ended 3/31/23	(11.35)%	153,349	0.70%		0.73%	0.73%		38%
Year Ended 3/31/22	3.11%	246,907	0.70%		0.30%	0.72%		44%
Year Ended 3/31/21	61.76%	120,220	0.71	%(d)	0.31%	0.90%		62%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Ratios include line of credit interest expense which is less than 0.01%.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)  Beginning June 18, 2020, the net operating expenses were contractually limited to 1.00%, 0.75% and 0.70% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2021.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Equity Leaders Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net		Net Asset
	Beginning	Investment	Gains (Losses)	Investment	Investment	Total	Value, End
	of Year	Income(a)	on Investments	Activities	Income	Distributions	of Year
Class A
Year Ended 3/31/25	$ 9.73	0.06	0.53	0.59	(0.04)	(0.04)	$10.28
Year Ended 3/31/24	8.10	0.05	1.64	1.69	(0.06)	(0.06)	9.73
Year Ended 3/31/23	9.03	0.05	(0.93)	(0.88)	(0.05)	(0.05)	8.10
Period Ended 3/31/22(b)	10.00	—(c)	(0.97)	(0.97)	—	—	9.03
Class I
Year Ended 3/31/25	$ 9.74	0.08	0.54	0.62	(0.07)	(0.07)	$10.29
Year Ended 3/31/24	8.11	0.08	1.63	1.71	(0.08)	(0.08)	9.74
Year Ended 3/31/23	9.04	0.07	(0.93)	(0.86)	(0.07)	(0.07)	8.11
Period Ended 3/31/22(b)	10.00	0.01	(0.97)	(0.96)	—	—	9.04
Class R6
Year Ended 3/31/25	$ 9.74	0.09	0.53	0.62	(0.07)	(0.07)	$10.29
Year Ended 3/31/24	8.11	0.08	1.63	1.71	(0.08)	(0.08)	9.74
Year Ended 3/31/23	9.04	0.08	(0.93)	(0.85)	(0.08)	(0.08)	8.11
Period Ended 3/31/22(b)	10.00	0.01	(0.97)	(0.96)	—	—	9.04

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 15, 2021 (commencement of operations) through March 31, 2022.

(c)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC Global Equity Leaders Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Year Ended 3/31/25	6.09%	$1,046	1.00%	0.53%	4.86%	70%
Year Ended 3/31/24	20.93%	986	1.00%	0.64%	6.30%	47%
Year Ended 3/31/23	(9.73)%	815	1.00%	0.64%	7.76%	37%
Period Ended 3/31/22(c)	(9.70)%(d)	903	1.00%(e)	0.10%(e)	10.29%(e)	28%
Class I
Year Ended 3/31/25	6.34%	$3,163	0.75%	0.78%	4.39%	70%
Year Ended 3/31/24	21.20%	2,974	0.75%	0.89%	5.78%	47%
Year Ended 3/31/23	(9.48)%	2,454	0.75%	0.89%	7.24%	37%
Period Ended 3/31/22(c)	(9.60)%(d)	2,712	0.75%(e)	0.36%(e)	9.32%(e)	28%
Class R6
Year Ended 3/31/25	6.39%	$1,056	0.70%	0.83%	4.61%	70%
Year Ended 3/31/24	21.25%	992	0.70%	0.94%	6.05%	47%
Year Ended 3/31/23	(9.43)%	818	0.70%	0.94%	7.51%	37%
Period Ended 3/31/22(c)	(9.60)%(d)	904	0.70%(e)	0.41%(e)	10.04%(e)	28%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from December 15, 2021 (commencement of operations) through March 31, 2022.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/25	$11.96	0.16	(0.06)	0.10	(0.15)	(0.20)	(0.35)	$11.71
Year Ended 3/31/24	10.44	0.17	1.52	1.69	(0.17)	—	(0.17)	11.96
Period Ended 3/31/23(b)	10.00	0.05	0.39	0.44	—	—	—	10.44
Class I
Year Ended 3/31/25	$11.97	0.19	(0.06)	0.13	(0.18)	(0.20)	(0.38)	$11.72
Year Ended 3/31/24	10.45	0.20	1.52	1.72	(0.20)	—	(0.20)	11.97
Period Ended 3/31/23(b)	10.00	0.06	0.39	0.45	—	—	—	10.45
Class R6
Year Ended 3/31/25	$11.98	0.20	(0.06)	0.14	(0.19)	(0.20)	(0.39)	$11.73
Year Ended 3/31/24	10.45	0.20	1.53	1.73	(0.20)	—	(0.20)	11.98
Period Ended 3/31/23(b)	10.00	0.06	0.39	0.45	—	—	—	10.45

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC International Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Year Ended 3/31/25	0.92%	$ 1,239	1.04%	1.36%	2.01%	35%
Year Ended 3/31/24	16.36%	1,226	1.04%	1.58%	2.76%	17%
Period Ended 3/31/23(c)	4.40%(d)	1,044	1.04%(e)	1.80%(e)	3.74%(e)	10%
Class I
Year Ended 3/31/25	1.19%	$21,586	0.79%	1.61%	1.49%	35%
Year Ended 3/31/24	16.62%	21,334	0.79%	1.83%	2.21%	17%
Period Ended 3/31/23(c)	4.50%(d)	18,283	0.79%(e)	2.05%(e)	2.64%(e)	10%
Class R6
Year Ended 3/31/25	1.24%	$ 1,867	0.74%	1.66%	1.66%	35%
Year Ended 3/31/24	16.77%	1,830	0.74%	1.88%	2.41%	17%
Period Ended 3/31/23(c)	4.50%(d)	1,567	0.74%(e)	2.10%(e)	3.19%(e)	10%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/25	$11.07	0.09	0.75	0.84	(0.08)	(0.06)	(0.14)	$11.77
Year Ended 3/31/24	10.25	0.11	0.76	0.87	(0.02)	(0.03)	(0.05)	11.07
Period Ended 3/31/23(b)	10.00	—	0.25	0.25	—	—	—	10.25
Class I
Year Ended 3/31/25	$11.08	0.12	0.75	0.87	(0.11)	(0.06)	(0.17)	$11.78
Year Ended 3/31/24	10.26	0.14	0.76	0.90	(0.05)	(0.03)	(0.08)	11.08
Period Ended 3/31/23(b)	10.00	0.01	0.25	0.26	—	—	—	10.26
Class R6
Year Ended 3/31/25	$11.08	0.13	0.75	0.88	(0.12)	(0.06)	(0.18)	$11.78
Year Ended 3/31/24	10.26	0.14	0.76	0.90	(0.05)	(0.03)	(0.08)	11.08
Period Ended 3/31/23(b)	10.00	0.01	0.25	0.26	—	—	—	10.26

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC International Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Year Ended 3/31/25	7.64%	$ 599	1.24%	0.78%	4.95%	46%
Year Ended 3/31/24	8.51%	556	1.24%	1.09%	8.20%	81%
Period Ended 3/31/23(c)	2.50%(d)	513	1.24%(e)	0.13%(e)	10.81%(e)	5%
Class I
Year Ended 3/31/25	7.90%	$4,214	0.99%	1.03%	4.19%	46%
Year Ended 3/31/24	8.77%	3,905	0.99%	1.34%	7.36%	81%
Period Ended 3/31/23(c)	2.60%(d)	3,591	0.99%(e)	0.38%(e)	9.00%(e)	5%
Class R6
Year Ended 3/31/25	7.95%	$1,205	0.94%	1.08%	4.40%	46%
Year Ended 3/31/24	8.82%	1,116	0.94%	1.39%	7.61%	81%
Period Ended 3/31/23(c)	2.60%(d)	1,026	0.94%(e)	0.43%(e)	9.65%(e)	5%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net		Net Asset
	Beginning	Investment	Gains (Losses)	Investment	Investment	Total	Value, End
	of Year	Income(a)	on Investments	Activities	Income	Distributions	of Year
Class A
Year Ended 3/31/25	$ 7.98	0.07	1.97	2.04	(0.15)	(0.15)	$9.87
Year Ended 3/31/24	9.35	0.03	(1.32)	(1.29)	(0.08)	(0.08)	7.98
Period Ended 3/31/23(b)	10.00	0.08	(0.65)	(0.57)	(0.08)	(0.08)	9.35
Class I
Year Ended 3/31/25	$ 7.98	0.10	1.96	2.06	(0.17)	(0.17)	$9.87
Year Ended 3/31/24	9.36	0.05	(1.33)	(1.28)	(0.10)	(0.10)	7.98
Period Ended 3/31/23(b)	10.00	0.11	(0.66)	(0.55)	(0.09)	(0.09)	9.36
Class R6
Year Ended 3/31/25	$ 7.98	0.10	1.96	2.06	(0.17)	(0.17)	$9.87
Year Ended 3/31/24	9.36	0.06	(1.34)	(1.28)	(0.10)	(0.10)	7.98
Period Ended 3/31/23(b)	10.00	0.11	(0.65)	(0.54)	(0.10)	(0.10)	9.36

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 11, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Year Ended 3/31/25	25.83%	$ 511	1.30%	0.84%	7.70%	132%
Year Ended 3/31/24	(13.84)%	406	1.30%	0.39%	7.55%	138%
Period Ended 3/31/23(c)	(5.72)%(d)	471	1.30%(e)	0.91%(e)	8.66%(e)	130%
Class I
Year Ended 3/31/25	26.14%	$3,604	1.05%	1.09%	6.23%	132%
Year Ended 3/31/24	(13.69)%	2,858	1.05%	0.64%	6.58%	138%
Period Ended 3/31/23(c)	(5.44)%(d)	3,308	1.05%(e)	1.16%(e)	7.48%(e)	130%
Class R6
Year Ended 3/31/25	26.20%	$1,031	1.00%	1.14%	6.74%	132%
Year Ended 3/31/24	(13.64)%	817	1.00%	0.69%	6.88%	138%
Period Ended 3/31/23(c)	(5.40)%(d)	946	1.00%(e)	1.21%(e)	7.87%(e)	130%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from April 11, 2022 (commencement of operations) through March 31, 2023.

(d)	Not annualized.

(e)	Annualized.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 22 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following nine investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets ex-China Equity Fund (“Emerging Markets ex-China Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Equity Leaders Fund (“Global Equity Leaders Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Equity Fund (“International Equity Fund”)

- RBC International Small Cap Equity Fund ( “International Small Cap Equity Fund”)

- RBC China Equity Fund (“China Equity Fund”)

Each Fund offers three share classes: Class A, Class R6 and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve

NOTES TO FINANCIAL STATEMENTS

Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

The Funds, or their agent, file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value.There were no material level 3 transfers during the period. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund
Assets:

Investments in Securities
Common Stocks
Austria	$—	$15,308,631	$—	$15,308,631
Brazil	205,169,565	—	—	205,169,565
Chile	—	139,712,084	—	139,712,084
China	46,680,224	870,252,049	—	916,932,273
Hong Kong	—	232,205,740	—	232,205,740
India	270,444,020	431,993,837	—	702,437,857
Indonesia	—	75,624,435	—	75,624,435
Korea	—	256,701,574	—	256,701,574
Mexico	144,330,499	—	—	144,330,499
Peru	65,018,242	—	—	65,018,242
Philippines	—	65,227,053	—	65,227,053
Poland	—	31,201,244	—	31,201,244
South Africa	—	190,259,017	—	190,259,017
Taiwan	—	624,604,097	—	624,604,097
Thailand	—	42,727,719	—	42,727,719
United Kingdom	—	118,062,350	—	118,062,350
United States	20,177,208	—	—	20,177,208
Preferred Stocks	—	77,056,249	—	77,056,249
Investment Company	26,294,451	—	—	26,294,451

Total Assets	$778,114,209	$3,170,936,079	$—	$3,949,050,288

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets ex-China Equity Fund
Assets:
Investments in Securities
Common Stocks
Brazil	$4,982,772	$—	$—	$4,982,772
Chile	—	2,265,700	—	2,265,700
India	3,238,920	13,389,806	—	16,628,726
Indonesia	—	2,153,899	—	2,153,899
Korea	—	6,561,339	—	6,561,339
Mexico	3,051,066	—	—	3,051,066
Peru	874,952	—	—	874,952
Philippines	—	1,137,764	—	1,137,764
Poland	—	678,151	—	678,151
South Africa	—	3,441,653	—	3,441,653
Taiwan	—	13,104,520	—	13,104,520
Thailand	—	449,127	—	449,127
United Arab Emirates	—	672,931	—	672,931
United Kingdom	—	1,862,030	—	1,862,030
United States	270,756	—	—	270,756
Vietnam	—	672,954	—	672,954
Preferred Stocks	—	1,280,195	—	1,280,195
Investment Company	1,084,860	—	—	1,084,860

Total Assets	$13,503,326	$47,670,069	$—	$61,173,395

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Value Equity Fund
Assets:
Investments in Securities
Common Stocks
Argentina	$647,198	$—	$—	$647,198
Brazil	2,621,367	—	—	2,621,367
Chile	1,009,735	1,129,661	—	2,139,396
China	463,140	15,127,610	—	15,590,750
Egypt	—	494,771	—	494,771
Greece	—	639,785	—	639,785
Hong Kong	—	279,627	—	279,627
Hungary	—	657,883	—	657,883
India	1,940,048	5,879,622	—	7,819,670
Indonesia	—	1,336,843	—	1,336,843
Korea	—	3,835,547	—	3,835,547
Mexico	1,348,956	—	—	1,348,956
Pakistan	—	417,856	—	417,856
Peru	772,564	—	—	772,564
Philippines	—	1,077,603	—	1,077,603
Russia	—	—	—(a)	—
Saudi Arabia	—	291,922	—	291,922
South Africa	—	5,003,815	—	5,003,815
Taiwan	—	7,501,939	—	7,501,939
Turkey	—	630,722	—	630,722
United Arab Emirates	—	699,506	—	699,506
United Kingdom	—	346,570	—	346,570
United States	980,608	—	—	980,608
Vietnam	—	1,173,544	—	1,173,544
Preferred Stocks	999,266	523,672	—	1,522,938
Investment Company	158,616	—	—	158,616

Total Assets	$10,941,498	$47,048,498	$—	$57,989,996

(a)	Includes securities fair valued at zero.

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund
Assets:
Investments in Securities
Common Stocks
France	$—	$19,422,684	$—	$19,422,684
Germany	—	14,564,137	—	14,564,137
Hong Kong	—	11,520,015	—	11,520,015
India	—	14,097,321	—	14,097,321
Ireland	14,197,820	—	—	14,197,820
Italy	—	4,778,076	—	4,778,076
Japan	—	16,785,870	—	16,785,870
Luxembourg	—	3,542,278	—	3,542,278
Switzerland	—	19,922,838	—	19,922,838
Taiwan	9,395,600	—	—	9,395,600
United Kingdom	—	55,858,069	—	55,858,069
United States	293,565,954	—	—	293,565,954
Investment Company	4,923,377	—	—	4,923,377

Total Assets	$322,082,751	$160,491,288	$—	$482,574,039

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Equity Leaders Fund
Assets:
Investments in Securities
Common Stocks
France	$—	$215,893	$—	$215,893
Germany	—	173,632	—	173,632
Hong Kong	—	158,581	—	158,581
India	194,825	—	—	194,825
Ireland	157,580	—	—	157,580
Italy	—	160,918	—	160,918
Japan	—	143,517	—	143,517
Singapore	—	242,965	—	242,965
Switzerland	—	208,249	—	208,249
Taiwan	87,482	—	—	87,482
United Kingdom	—	246,186	—	246,186
United States	3,265,887	—	—	3,265,887
Investment Company	44,263	—	—	44,263

Total Assets	$3,750,037	$1,549,941	$—	$5,299,978

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Equity Fund
Assets:
Investments in Securities
Common Stocks
Australia	$—	$1,210,588	$—	$1,210,588
China	—	236,415	—	236,415
Denmark	—	1,125,952	—	1,125,952
Finland	—	337,807	—	337,807
France	—	2,402,624	—	2,402,624
Germany	—	2,108,507	—	2,108,507
Hong Kong	—	289,169	—	289,169
Ireland	342,943	657,619	—	1,000,562
Italy	—	367,271	—	367,271
Japan	—	5,909,008	—	5,909,008
Netherlands	—	1,432,461	—	1,432,461
New Zealand	—	96,962	—	96,962
Norway	—	518,089	—	518,089
Singapore	—	573,500	—	573,500
Spain	—	655,212	—	655,212
Sweden	—	620,956	—	620,956
Switzerland	—	1,022,058	—	1,022,058
Taiwan	—	518,312	—	518,312
United Kingdom	291,028	3,901,412	—	4,192,440
Investment Company	90,358	—	—	90,358

Total Assets	$724,329	$23,983,922	$—	$24,708,251

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Small Cap Equity Fund
Assets:
Investments in Securities
Common Stocks
Australia	$—	$206,948	$—	$206,948
Austria	—	59,835	—	59,835
Belgium	—	160,063	—	160,063
China	34,506	—	—	34,506
Denmark	—	130,670	—	130,670
France	—	306,613	—	306,613
Germany	—	254,802	—	254,802
India	—	423,985	—	423,985
Indonesia	—	172,765	—	172,765
Italy	—	44,714	—	44,714
Japan	—	1,464,446	—	1,464,446
New Zealand	—	129,042	—	129,042
Norway	—	431,836	—	431,836
Philippines	—	154,922	—	154,922
Sweden	—	467,514	—	467,514
Switzerland	—	71,296	—	71,296
Taiwan	—	410,997	—	410,997
Thailand	75,054	—	—	75,054
United Kingdom	—	757,654	—	757,654
United States	—	77,410	—	77,410
Vietnam	—	115,796	—	115,796
Investment Company	140,191	—	—	140,191

Total Assets	$249,751	$5,841,308	$—	$6,091,059

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
China Equity Fund
Assets:
Investments in Securities
Common Stocks
China	$723,391	$3,942,726	$ —(a)	$4,666,117
Hong Kong	38,279	22,907	—	61,186
Korea	—	71,185	—	71,185
South Africa	—	206,824	—	206,824
Taiwan	—	9,407	—	9,407
Equity Linked Security	—	55,663	—	55,663

Total Assets	$761,670	$4,308,712	$—	$5,070,382

(a)	Includes securities fair valued at zero.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

NOTES TO FINANCIAL STATEMENTS

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the year ended March 31, 2025.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value			Value
	March 31, 2024	Purchases	Sales	March 31, 2025	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
Emerging Markets Equity Fund	$20,914,210	$1,142,438,277	$(1,137,058,036)	$26,294,451	$1,639,729
Emerging Markets ex-China Equity Fund	882,533	17,746,704	(17,544,377)	1,084,860	55,574
Emerging Markets Value Equity Fund	4,220	13,969,732	(13,815,336)	158,616	16,960
Global Opportunities Fund	12,420,270	149,054,521	(156,551,414)	4,923,377	217,795
Global Equity Leaders Fund	79,175	1,305,611	(1,340,523)	44,263	3,082
International Equity Fund	512,570	3,765,542	(4,187,754)	90,358	15,893
International Small Cap Equity Fund	104,826	1,796,310	(1,760,945)	140,191	6,418

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex- dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Realized gains and losses from investment transactions and the net change in unrealized appreciation/(depreciation) relating to movements in foreign currency exchange rates are reported as

NOTES TO FINANCIAL STATEMENTS

realized gains and losses on foreign currency transactions and net change in unrealized appreciation/(depreciation) on foreign currency, respectively, in the statements of operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

During the fiscal year ended March 31, 2025, the Emerging Markets ex-China Equity Fund, International Equity Fund and International Small Cap Equity Fund recorded immaterial adjustments to expense estimates that are included in the Other Fees line on the Statement of Operations.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gain and losses, including foreign currency gains and losses, foreign taxes and passive foreign investment companies (PFICs).

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Emerging Market Equity Fund	0.80%

NOTES TO FINANCIAL STATEMENTS

Emerging Markets ex-China Equity Fund	0.80%
Emerging Markets Value Equity Fund	0.80%
Global Opportunities Fund	0.65%
Global Equity Leaders Fund	0.65%
International Equity Fund	0.69%
International Small Cap Equity Fund	0.89%
China Equity Fund	0.80%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Equity Fund	1.13%	0.88%	0.88%
Emerging Markets ex-China Equity Fund	1.13%	0.88%	0.88%
Emerging Markets Value Equity Fund	1.20%	0.95%	0.88%
Global Opportunities Fund	1.00%	0.75%	0.70%
Global Equity Leaders Fund	1.00%	0.75%	0.70%
International Equity Fund	1.04%	0.79%	0.74%
International Small Cap Equity Fund	1.24%	0.99%	0.94%
China Equity Fund	1.30%	1.05%	1.00%

This expense limitation agreement is in place until July 31, 2026 (September 30, 2026 for Emerging Markets Equity Fund) and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At March 31, 2025, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/23	FYE 3/31/24	FYE 3/31/25	Total
Emerging Markets Equity Fund	$4,061,290	$3,578,821	$4,167,080	$11,807,191
Emerging Markets ex-China Equity Fund	119,799	359,650	289,136	768,585
Emerging Markets Value Equity Fund	412,064	250,823	303,212	966,099
Global Opportunities Fund	326,481	276,198	308,647	911,326
Global Equity Leaders Fund	263,924	222,983	197,721	684,628
International Equity Fund	115,555	315,777	182,001	613,333
International Small Cap Equity Fund	121,993	329,322	198,108	649,423
China Equity Fund	300,454	238,289	244,949	783,692

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the year ended March 31, 2025, the amount waived was $59,669, $2,016, $578, $7,785, $113, $565, $221 and $0 for the Emerging Markets Equity Fund, Emerging Markets ex- China Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund, Global Equity Leaders

NOTES TO FINANCIAL STATEMENTS

Fund, International Equity Fund, International Small Cap Equity Fund and China Equity Fund respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

The Funds are sub-advised by RBC GAM-UK, which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The table below shows, as of March 31, 2025, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets ex-China Equity Fund	$60,845,896	1,599,083	30.6%
Emerging Markets Value Equity Fund	$57,651,937	14,461	0.2%
Global Opportunities Fund	$482,208,854	695	0.0%
Global Equity Leaders Fund	$5,264,786	511,847	100.0%
International Equity Fund	$24,692,752	2,105,239	99.9%
International Small Cap Equity Fund	$6,017,863	510,954	100.0%
China Equity Fund	$5,146,808	521,297	100.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

NOTES TO FINANCIAL STATEMENTS

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the year ended March 31, 2025, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the year ended March 31, 2025.

For the year ended March 31, 2025, the Distributor received commissions of $10,314 front-end sales charges of Class A shares of the Funds, of which $2,720 was paid to affiliated broker-dealers.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended March 31, 2025 were as follows:

	Purchases	Sales

Emerging Markets Equity Fund	$1,401,290,696	$534,914,089
Emerging Markets ex-China Equity Fund	21,509,859	9,818,835
Emerging Markets Value Equity Fund	23,417,659	34,385,663
Global Opportunities Fund	353,865,468	375,464,722
Global Equity Leaders Fund	3,727,149	3,643,878
International Equity Fund	9,661,392	8,707,220
International Small Cap Equity Fund	2,810,833	2,733,997
China Equity Fund	5,908,970	5,831,854

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Markets Equity Fund		Emerging Markets ex-China Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$93,285,906	$36,053,135	$9,416,444	$—
Distributions reinvested	197,637	1,412,527	306,169	10,672
Cost of shares redeemed	(127,566,756)	(41,601,323)	(339,685)	—

Change in Class A	$(34,083,213)	$(4,135,661)	$9,382,928	$10,672

Class I
Proceeds from shares issued	$893,814,134	$858,535,496	$4,038,352	$10,189,491
Distributions reinvested	35,461,125	31,249,399	2,169,440	743,424
Cost of shares redeemed	(559,446,202)	(253,325,459)	(1,636,819)	(468,337)

Change in Class I	$369,829,057	$636,459,436	$4,570,973	$10,464,578

Class R6
Proceeds from shares issued	$570,774,178	$111,147,952	$—	$—
Distributions reinvested	6,522,183	2,792,267	54,636	24,019
Cost of shares redeemed	(71,672,147)	(105,132,881)	—	—

Change in Class R6	$505,624,214	$8,807,338	$54,636	$24,019

Change in net assets resulting from capital transactions	$841,370,058	$641,131,113	$14,008,537	$10,499,269

SHARE TRANSACTIONS:
Class A
Issued	7,154,865	3,023,206	722,066	—
Reinvested	15,203	118,203	25,642	940
Redeemed	(9,596,121)	(3,501,971)	(28,243)	—

Change in Class A	(2,426,053)	(360,562)	719,465	940

Class I
Issued	65,821,339	70,644,896	322,973	853,713
Reinvested	2,688,486	2,574,085	181,848	65,500
Redeemed	(41,346,516)	(20,816,066)	(137,155)	(41,334)

Change in Class I	27,163,309	52,402,915	367,666	877,879

Class R6
Issued	41,937,018	9,058,395	—	—

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets ex-China Equity Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Reinvested	491,869	228,874	4,587	2,116
Redeemed	(5,242,562)	(8,574,504)	—	—

Change in Class R6	37,186,325	712,765	4,587	2,116

Change in shares resulting from capital transactions	61,923,581	52,755,118	1,091,718	880,935

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Value Equity Fund		Global Opportunities Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$17,005	$24,897
Distributions reinvested	709	539	192	237
Cost of shares redeemed	—	—	(92)	(6,709)

Change in Class A	$709	$539	$17,105	$18,425

Class I
Proceeds from shares issued	$5,446,474	$12,750,210	$7,243,676	$44,040,673
Distributions reinvested	2,666,188	2,454,185	2,146,541	2,280,622
Cost of shares redeemed	(14,441,698)	(20,505,087)	(42,494,635)	(41,690,491)

Change in Class I	$(6,329,036)	$(5,300,692)	$(33,104,418)	$4,630,804

Class R6
Proceeds from shares issued	$40,541	$—	$19,393,632	$14,606,095
Distributions reinvested	7,173	107,997	886,074	998,852
Cost of shares redeemed	(2,858,903)	—	(16,932,169)	(59,851,574)

Change in Class R6	$(2,811,189)	$107,997	$3,347,537	$(44,246,627)

Change in net assets resulting from capital transactions	$(9,139,516)	$(5,192,156)	$(29,739,776)	$(39,597,398)

SHARE TRANSACTIONS:
Class A
Issued	—	—	800	1,477
Reinvested	90	71	9	14
Redeemed	—	—	(5)	(365)

Change in Class A	90	71	804	1,126

Class I
Issued	651,234	1,633,491	354,887	2,590,988
Reinvested	338,779	324,199	103,448	130,695
Redeemed	(1,725,930)	(2,618,828)	(2,058,571)	(2,406,528)

Change in Class I	(735,917)	(661,138)	(1,600,236)	315,155

Class R6
Issued	5,237	—	949,339	850,537
Reinvested	980	14,897	42,559	57,045
Redeemed	(342,794)	—	(812,379)	(3,455,962)

Change in Class R6	(336,577)	14,897	179,519	(2,548,380)

Change in shares resulting from capital transactions	(1,072,404)	(646,170)	(1,419,913)	(2,232,099)

NOTES TO FINANCIAL STATEMENTS

	Global Equity Leaders Fund

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	$4,416	$5,846

Change in Class A	$4,416	$5,846

Class I
Distributions reinvested	$21,121	$23,924

Change in Class I	$21,121	$23,924

Class R6
Distributions reinvested	$7,568	$8,403

Change in Class R6	$7,568	$8,403

Change in net assets resulting from capital transactions	$33,105	$38,173

SHARE TRANSACTIONS:
Class A
Reinvested	417	676

Change in Class A	417	676

Class I
Reinvested	1,992	2,765

Change in Class I	1,992	2,765

Class R6
Reinvested	714	972

Change in Class R6	714	972

Change in shares resulting from capital transactions	3,123	4,413

NOTES TO FINANCIAL STATEMENTS

	International Equity Fund		International Small Cap Equity Fund

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,519	$10,992	$—	$—
Distributions reinvested	35,880	17,201	7,260	2,481
Cost of shares redeemed	(103)	—	—	—

Change in Class A	$37,296	$28,193	$7,260	$2,481

Class I
Distributions reinvested	$677,579	$347,078	$61,257	$26,334

Change in Class I	$677,579	$347,078	$61,257	$26,334

Class R6
Proceeds from shares issued	$15,000	$—	$—	$—
Distributions reinvested	59,032	30,540	18,102	8,037

Change in Class R6	$74,032	$30,540	$18,102	$8,037

Change in net assets resulting from capital transactions	$788,907	$405,811	$86,619	$36,852

SHARE TRANSACTIONS:
Class A
Issued	125	919	—	—
Reinvested	3,156	1,572	622	238
Redeemed	(8)	—	—	—

Change in Class A	3,273	2,491	622	238

Class I
Reinvested	59,593	31,697	5,254	2,520

Change in Class I	59,593	31,697	5,254	2,520

Class R6
Issued	1,272	—	—	—
Reinvested	5,192	2,789	1,551	769

Change in Class R6	6,464	2,789	1,551	769

Change in shares resulting from capital transactions	69,330	36,977	7,427	3,527

NOTES TO FINANCIAL STATEMENTS

	China Equity Fund

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	$7,595	$3,812

Change in Class A	$7,595	$3,812

Class I
Distributions reinvested	$61,086	$34,635

Change in Class I	$61,086	$34,635

Class R6
Distributions reinvested	$17,912	$10,352

Change in Class R6	$17,912	$10,352

Change in net assets resulting from capital transactions	$86,593	$48,799

SHARE TRANSACTIONS:
Class A
Reinvested	882	480

Change in Class A	882	480

Class I
Reinvested	7,103	4,368

Change in Class I	7,103	4,368

Class R6
Reinvested	2,083	1,305

Change in Class R6	2,083	1,305

Change in shares resulting from capital transactions	10,068	6,153

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$3,799,172,546	$411,009,842	$(277,076,738)	$133,933,104
Emerging Markets ex-China Equity Fund	57,417,941	6,923,350	(3,550,369)	3,372,981
Emerging Markets Value Equity Fund	56,099,489	10,361,564	(8,735,794)	1,625,770
Global Opportunities Fund	452,302,707	54,397,111	(24,475,165)	29,921,946
Global Equity Leaders Fund	5,020,858	521,050	(241,804)	279,246
International Equity Fund	21,961,343	4,337,705	(1,590,758)	2,746,947
International Small Cap Equity Fund	5,304,885	1,167,406	(393,646)	773,760
China Equity Fund	4,583,859	846,193	(359,825)	486,368

NOTES TO FINANCIAL STATEMENTS

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment company mark-to-market adjustment.

The tax character of distributions during the year ended March 31, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$31,670,117	$19,905,193	$51,575,310	$51,575,310
Emerging Markets ex-China Equity Fund	496,769	2,125,038	2,621,807	2,621,807
Emerging Markets Value Equity Fund	2,674,692	—	2,674,692	2,674,692
Global Opportunities Fund	3,297,643	—	3,297,643	3,297,643
Global Equity Leaders Fund	33,105	—	33,105	33,105
International Equity Fund	364,909	407,582	772,491	772,491
International Small Cap Equity Fund	55,748	30,871	86,619	86,619
China Equity Fund	86,593	—	86,593	86,593

The tax character of distributions during the year ended March 31, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$41,320,215	$41,320,215	$41,320,215
Emerging Markets ex-China Equity Fund	805,115	805,115	805,115
Emerging Markets Value Equity Fund	2,563,151	2,563,151	2,563,151
Global Opportunities Fund	3,611,963	3,611,963	3,611,963
Global Equity Leaders Fund	38,172	38,172	38,172
International Equity Fund	394,819	394,819	394,819
International Small Cap Equity Fund	36,852	36,852	36,852
China Equity Fund	48,799	48,799	48,799

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Emerging Markets Equity Fund	Emerging Markets ex-China Equity Fund	Emerging Markets Value Equity Fund	Global Opportunities Fund	Global Equity Leaders Fund
Undistributed ordinary income	$6,414,346	$44,441	$23,532	$—	$1,169
Undistributed long term gain	16,303,957	515,152	—	—	—

Accumulated earnings	22,718,303	559,593	23,532	—	1,169
Accumulated capital loss carryforwards	—	—	(9,258,785)	(24,061,627)	(112,082)
Unrealized appreciation	133,933,104	3,372,981	1,625,770	29,921,946	279,246
Other temporary differences	(3)	—	—	—	—

Total Accumulated Earnings/(Losses)	$156,651,404	$3,932,574	$(7,609,483)	$5,860,319	$168,333

	International Equity Fund	International Small Cap Equity Fund	China Equity Fund
Undistributed ordinary income	$74,374	$16,841	$68,292
Undistributed long term gain	683,227	106,138	—

Accumulated earnings	757,601	122,979	68,292
Accumulated capital loss carryforwards	—	—	(576,175)
Unrealized appreciation	2,746,947	773,760	486,368
Other temporary differences	—	—	—

Total Accumulated Earnings/(Losses)	$3,504,548	$896,739	$(21,515)

During the year ended March 31, 2025 the Emerging Markets Equity Fund, Emerging Market Value Equity Fund, Global Opportunities Fund, Global Equity Leaders Fund, International Equity Fund, International Small Cap Equity Fund and China Equity Fund utilized $14,263,782, $44,193, $44,747,795, $754,950, $34,262, $143,963 and $191,115 respectively, of capital loss carryforwards.

As of March 31, 2025, the Emerging Markets Value Equity Fund, Global Opportunities Fund, Global Equity Leaders Fund and China Equity Fund had a short-term capital loss carryforward of $2,070,889, $20,077,761, $112,082 and $355,617 and a long-term capital loss carryforward of $7,187,896, $3,983,866, $0 and 220,558 respectively available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. Emerging Markets Value Equity Fund’s amount includes losses in connection with an ownership change, therefore utilization of capital loss carryover is subject to annual limitations. These capital loss carryforwards are not subject to expiration.

NOTES TO FINANCIAL STATEMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Global Opportunities Fund Fund had the qualified late-year losses $51,011 for the year ended March 31, 2025.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Line of Credit

Emerging Markets Equity Fund, Emerging Markets Value Equity Fund, Emerging Markets ex-China Equity Fund and Global Opportunities Fund (“Participating Funds”) are participants in a single uncommitted, unsecured $60,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemptions requests and for other short-term temporary or emergency general business purposes. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Participating Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $60,000,000 at any particular time. At March 31, 2025, Emerging Markets Value Equity Fund had borrowings of $350,000 outstanding. During the year ended March 31, 2025, the Funds borrowed under the line of credit as follows:

	Average Loan Balance	Interest Expense	Weighted Average Interest Rate
Emerging Markets Equity Fund	$2,846,154	$12,558	6.03%
Emerging Markets Value Equity Fund	$97,949	$12,286	6.00%
Global Opportunities Fund	$375,000	$472	5.86%

10. Significant Risks

Shareholder concentration risk:

As of March 31, 2025, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	1	12.1%
Emerging Markets ex-China Equity Fund	2	65.8%
Emerging Markets Value Equity Fund	1	27.7%
Global Opportunities Fund	1	18.7%

In addition, two unaffiliated shareholders owned in aggregate 38.1% of Global Opportunities Fund and two unaffiliated shareholders owned in aggregate 66.5% of Emerging Markets Value Equity Fund as of March 31, 2025. Significant transactions by these shareholders may impact the Funds’ performance.

NOTES TO FINANCIAL STATEMENTS

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2025, none of the Funds’ investments were in violation of such sanctions.

Additionally, Russia recently took actions that impact the custody of securities of Russian issuers and may be detrimental to the Funds’ ability to locate and recover such securities. Russia may continue to take similar actions in the future.

Industry and sector focus risk

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Emerging Markets Risk

The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging market countries. These risks are not normally associated with investments in more developed countries.

Foreign Risk

Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscation of assets and property and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to

NOTES TO FINANCIAL STATEMENTS

foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Currency Risk

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars.

Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force a Fund to exit a foreign currency transaction at a disadvantageous time or price, or result in penalties for the Fund, any of which may result in a loss to the Fund.

China Risk

Investing in securities economically tied to China may subject a Fund to a higher degree of risk of loss than investing in other countries or groups of countries because of the risks associated with, among other things, adverse securities markets, negative foreign currency rate fluctuations and social, political, regulatory, economic or environmental instabilities and natural disasters. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low cost emerging economies. Political, diplomatic, or regional conflicts, including the imposition of tariffs or other trade barriers by the U.S. or foreign governments on exports from China, may also have an adverse impact on Chinese issuers. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of Greater China. The government of the People’s Republic of China (“PRC”) exercises significant regulatory control over the economy in Mainland China, and may at any time alter or discontinue economic reforms. Chinese regulators may also suspend trading in Chinese issuers (or permit such issuers to suspend trading) during market disruptions. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the PRC with respect to Mainland China, but changes to their political and economic relationships with the PRC could adversely impact a Fund’s investments in Taiwan and Hong Kong.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC Emerging Markets Equity Fund, RBC Emerging Markets ex-China Equity Fund, RBC Emerging Markets Value Equity Fund, RBC Global Opportunities Fund, RBC Global Equity Leaders Fund, RBC International Equity Fund, RBC International Small Cap Equity Fund, and RBC China Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC Emerging Markets Equity Fund, RBC Emerging Markets ex-China Equity Fund, RBC Emerging Markets Value Equity Fund, RBC Global Opportunities Fund, RBC Global Equity Leaders Fund, RBC International Equity Fund, RBC International Small Cap Equity Fund, and RBC China Equity Fund (eight of the funds constituting RBC Funds Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Minneapolis, Minnesota

May 23, 2025

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to report the maximum amount allowable as taxed at a maximum rate of 20%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.

For the year ended March 31, 2025, the following Funds had a qualified dividend income percentage of:

Qualified Dividend Income
Emerging Markets Equity Fund	100.00%
Emerging Markets ex-China Equity Fund	96.89%
Emerging Markets Value Equity Fund	65.32%
Global Opportunities Fund	100.00%
Global Equity Leaders Fund	100.00%
International Equity Fund	99.00%
International Small Cap Equity Fund	100.00%
China Equity Fund	55.24%

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended March 31, 2025 qualify for the corporate dividends received deduction:

Dividends Received Deduction
Emerging Markets Equity Fund	3.14%
Emerging Markets Value Equity Fund	0.81%
Global Opportunities Fund	96.09%
Global Equity Leaders Fund	98.45%

For the year ended March 31, 2025, the following Funds had a qualified interest income percentage of:

Qualified Interest Income
Emerging Markets Equity Fund	2.02%
Emerging Markets ex-China Equity Fund	4.15%
Emerging Markets Value Equity Fund	0.63%
Global Opportunities Fund	3.26%
Global Equity Leaders Fund	4.61%
International Equity Fund	2.48%
International Small Cap Equity Fund	4.25%
China Equity Fund	0.52%

For the year ended March 31, 2025, the following Funds had a qualified short term gains percentage of :

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2025, the following Funds had a qualified foreign source income percentage of:

Qualified Foreign Source Income %
Emerging Markets Equity Fund	93.96%
Emerging Markets ex-China Equity Fund	95.88%
Emerging Markets Value Equity Fund	60.00%
International Equity Fund	97.65%
International Small Cap Equity Fund	92.49%
China Equity Fund	54.61%

The Funds have elected to pass through to their shareholders the foreign taxes paid for the year ended March 31, 2025 as follows:

	Foreign Taxes Paid	Foreign Source Income
Emerging Markets Equity Fund	$11,298,334	$78,984,702
Emerging Markets ex-China Equity Fund	169,493	1,288,931
Emerging Markets Value Equity Fund	378,859	1,917,816
International Equity Fund	62,932	660,270
International Small Cap Equity Fund	23,297	135,939
China Equity Fund	7,323	103,805

Pursuant to Internal Revenue Code Section 852(b)(3), Emerging Markets Equity Fund, Emerging Markets ex-China Equity Fund, International Equity Fund and International Small Cap Equity Fund reported $36,209,150, $2,125,038, $1,090,809 and $137,009 respectively as long-term capital gain distributions for the year ended March 31, 2025.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended March 31, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

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RBCF-EM AR 03-25

Financial Statements and Other Important Information
For the year ended March 31, 2025
RBC BlueBay Short Duration Fixed Income Fund
RBC BlueBay Ultra-Short Fixed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund

March 31, 2025

Principal Amount		Value

Corporate Bonds — 49.3%
Basic Materials — 1.8%
$500,000	FMC Corp., 5.15%, 5/18/26	$501,391
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(a)	98,144
100,000	Nutrien Ltd., 5.95%, 11/7/25	100,735
535,000	Solvay Finance America LLC, 5.65%, 6/4/29(a)	548,820

		1,249,090

Communications — 0.8%
540,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 6/1/29	557,830

Consumer, Cyclical — 5.1%
600,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 5.08%, 10/22/27(b)	600,080
515,000	Aptiv Swiss Holdings Ltd., 4.65%, 9/13/29	507,444
500,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	500,442
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 5.40%, 2/26/27(b)	265,081
400,000	Hyundai Capital America, 5.30%, 3/19/27(a)	403,893
250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(a)	249,421
605,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(a)	605,888
500,000	Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(a)	508,745

		3,640,994

Consumer, Non-cyclical — 4.6%
375,000	Amgen, Inc., 5.15%, 3/2/28	381,718
475,000	CVS Health Corp., 5.00%, 2/20/26	476,027
200,000	Elevance Health, Inc., 4.90%, 2/8/26	199,898
550,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	552,132
525,000	HCA, Inc., 5.20%, 6/1/28	531,213
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(a)	248,465
480,000	Royalty Pharma Plc, 5.15%, 9/2/29	483,411
415,000	Solventum Corp., 5.45%, 2/25/27(a)	420,521

		3,293,385

Energy — 2.8%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	96,312
450,000	Columbia Pipelines Holding Co. LLC, 6.06%, 8/15/26(a)	456,460
540,000	Energy Transfer LP, 5.25%, 7/1/29	547,819
500,000	Enterprise Products Operating LLC, 5.05%, 1/10/26	502,014

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$ 125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	$119,586
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	249,731

		1,971,922

Financial — 25.8%
255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 9/10/29	252,323
1,000,000	American Express Co., 6.34%, 10/30/26(c)	1,009,654
250,000	Athene Global Funding, 1.61%, 6/29/26(a)	241,059
125,000	Athene Global Funding, 1.73%, 10/2/26(a)	119,759
750,000	Bank of America Corp., 5.08%, 1/20/27(c)	752,578
175,000	Bank of Montreal, 5.00%, 1/27/29(c)	176,769
510,000	Barclays Plc, 5.30%, 8/9/26(c)	510,775
390,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.41%, 3/3/27(b)	393,568
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.13%, 6/9/27(b)	350,515
620,000	Citizens Financial Group, Inc., 5.84%, 1/23/30(c)	636,523
170,000	Comerica, Inc., 5.98%, 1/30/30(c)	172,744
540,000	Credit Agricole SA, 1.25%, 1/26/27(a),(c)	525,188
500,000	Credit Agricole SA, 5.34%, 1/10/30(a),(c)	507,052
275,000	Crown Castle, Inc., REIT, 1.35%, 7/15/25	272,272
475,000	Deutsche Bank AG, 4.16%, 5/13/25	474,645
570,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	578,514
200,000	DNB Bank ASA, 1.54%, 5/25/27(a),(c)	193,268
300,000	GA Global Funding Trust, 2.25%, 1/6/27(a)	287,534
450,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	451,818
750,000	HSBC Holdings Plc, 4.29%, 9/12/26(c)	748,244
750,000	JPMorgan Chase & Co., 4.08%, 4/26/26(c)	749,414
175,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	176,494
1,000,000	JPMorgan Chase & Co., 6.07%, 10/22/27(c)	1,023,538
425,000	KeyBank NA, 4.15%, 8/8/25	423,653
510,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	509,678
240,000	Lloyds Banking Group Plc, 5.09%, 11/26/28(c)	242,145
200,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	206,918
425,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	424,815
760,000	Met Tower Global Funding, 4.00%, 10/1/27(a)	751,672
765,000	Morgan Stanley, 5.05%, 1/28/27(c)	767,628
700,000	New York Life Global Funding, 3.90%, 10/1/27(a)	693,054
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	350,220
1,000,000	PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27(c)	1,030,398
500,000	Truist Financial Corp., MTN, 7.16%, 10/30/29(c)	538,183
600,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	599,693
110,000	VICI Properties LP, REIT, 4.38%, 5/15/25	110,000
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	411,454

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$360,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	$359,754
385,000	Wells Fargo & Co., Series W, GMTN, 4.90%, 1/24/28(c)	387,211

		18,410,724

Industrial — 0.4%
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	288,611

Technology — 5.0%
750,000	Broadcom, Inc., 3.46%, 9/15/26	739,665
500,000	Broadcom, Inc., 4.80%, 4/15/28	503,669
525,000	Micron Technology, Inc., 5.38%, 4/15/28	534,014
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	99,771
500,000	Oracle Corp., 3.25%, 11/15/27	484,659
295,000	Oracle Corp., 5.80%, 11/10/25	297,044
450,000	Synopsys, Inc., 4.65%, 4/1/28	452,774
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	192,040
225,000	Western Digital Corp., 4.75%, 2/15/26	223,656

		3,527,292

Utilities — 3.0%
275,000	Ameren Corp., 1.95%, 3/15/27	262,107
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	241,203
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	242,242
500,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	505,921
260,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	260,987
300,000	System Energy Resources, Inc., 6.00%, 4/15/28	310,587
310,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	309,602

		2,132,649

Total Corporate Bonds		35,072,497

(Cost $34,893,251)

Asset Backed Securities — 34.6%
207,076	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(a)	207,607
450,000	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(a)	450,751
22,603	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	22,650
390,000	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(a)	399,028
295,763	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(a)	296,618
100,000	ACM Auto Trust, Series 2025-1A, Class B, 7.87%, 11/20/31(a)	101,431
175,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(a)	175,549
500,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28(a)	495,188
100,000	Carmax Auto Owner Trust, Series 2021-4, Class C, 1.38%, 7/15/27	97,514
380,000	Carmax Auto Owner Trust, Series 2022-4, Class C, 6.49%, 7/17/28	390,499

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$ 365,000	Carmax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	$381,966
525,000	Carmax Auto Owner Trust, Series 2024-3, Class C, 5.28%, 3/15/30	529,499
68,186	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	67,519
98,277	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	94,542
97,835	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	93,849
620,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(a)	595,559
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.31%, 4/20/31(a),(b)	499,050
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	506,654
700,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30(a)	709,791
750,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	763,583
225,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(a)	226,018
142,740	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	142,145
327,239	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	323,030
410,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.32%, 5/15/28	412,284
750,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	759,998
550,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	557,598
475,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class C, 6.85%, 1/16/29	485,766
525,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	530,643
845,000	Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34(a)	809,581
710,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class B, 1.32%, 9/15/27	698,063
640,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class C, 1.87%, 9/15/27	630,789
600,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.51%, 1/20/27	601,038
522,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27	519,626
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1,006,831
700,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(a)	709,691

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$ 575,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(a)	$587,634
238,602	Marlette Funding Trust, Series 2023-3A, Class B, 6.71%, 9/15/33(a)	239,404
600,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(a)	605,734
1,000,000	NextGear Floorplan Master Owner Trust, Series 2025-1A, Class B, 4.89%, 2/15/30(a)	1,002,721
549,975	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(a)	554,119
570,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49(a)	560,408
279,730	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	277,566
192,640	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	190,681
475,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, 12/15/31	485,458
505,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	515,417
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.30%, 7/15/31(a),(b)	497,550
360,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(a)	360,233
550,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(a)	552,873
475,000	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27(a)	479,654
610,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(a)	629,009
114,045	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	114,594
500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(a)	506,485
450,000	Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 6/20/33(a)	457,146
511,964	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(a)	511,984
215,000	Verizon Master Trust, Series 2023-1, Class C, 4.98%, 1/22/29	215,138

Total Asset Backed Securities		24,635,756

(Cost $24,502,694)

U.S. Treasury Obligations — 8.4%
U.S. Treasury Bills — 8.4%
1,500,000	U.S. Treasury Bill- When Issued, 4.23%, 6/20/25(d)	1,486,007
1,500,000	U.S. Treasury Bill- When Issued, 4.24%, 5/1/25(d)	1,494,713

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$1,500,000	U.S. Treasury Bill- When Issued, 4.25%, 5/27/25(d)	$1,490,124
1,500,000	U.S. Treasury Bill- When Issued, 4.28%, 4/22/25(d)	1,496,284

		5,967,128

Total U.S. Treasury Obligations		5,967,128

(Cost $5,967,244)

Collateralized Mortgage Obligations — 4.9%
112,060	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, (SOFR30A + 2.000%), 6.34%, 3/25/42(a),(b)	113,123
300,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 6.14%, 2/25/44(a),(b)	299,742
316,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.04%, 7/25/44(a),(b)	314,933
385,069	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)	391,504
106,786	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (SOFR30A + 2.000%), 6.34%, 4/25/42(a),(b)	107,628
81,650	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 6.44%, 3/25/43(a),(b)	82,672
185,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.79%, 10/25/44(a),(b)	184,951
496,358	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55(a),(e)	496,920
297,042	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(a)	299,103
396,554	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(a)	398,655
305,337	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(a)	305,776
489,364	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(a)	495,147

Total Collateralized Mortgage Obligations		3,490,154

(Cost $3,488,880)

U.S. Government Agency Backed Mortgages — 0.3%
Fannie Mae — 0.3%
226,512	Pool #CB7160, 6.50%, 9/1/53	233,827
1,098	Series 2001-70, Class OF, (SOFR30A + 1.064%), 5.40%, 10/25/31(b)	1,104
886	Series 2009-87, Class FX, (SOFR30A + 0.864%), 5.20%, 11/25/39(b)	886

		235,817

Freddie Mac — 0.0%
852	Series 2448, Class FT, (SOFR30A + 1.114%), 5.46%, 3/15/32(b)	858

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$916	Series 2488, Class FQ, (SOFR30A + 1.114%), 5.46%, 3/15/32(b)	$923
58	Series 3770, Class FP, (SOFR30A + 0.614%), 4.96%, 11/15/40(b)	58

		1,839

Total U.S. Government Agency Backed Mortgages		237,656

(Cost $234,988)

Shares
Investment Company — 1.7%
1,223,559	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(f)	1,223,559

Total Investment Company		1,223,559

(Cost $1,223,559)

Total Investments		$70,626,750
(Cost $70,310,616)(g) — 99.2%

Other assets in excess of liabilities — 0.8%		602,591

NET ASSETS — 100.0%		$71,229,341

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Floating rate note. Rate shown is as of report date.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

March 31, 2025

Financial futures contracts as of March 31, 2025:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	120	June 2025	$139,337	USD	$24,860,625	Barclays Capital Group

Total			$139,337

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
5 Year U.S. Treasury Note	17	June 2025	$(24,088)	USD	$1,838,656	Barclays Capital Group

Total			$(24,088)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund

March 31, 2025

Principal Amount		Value

Corporate Bonds — 39.9%
Basic Materials — 0.7%
$ 650,000	FMC Corp., 5.15%, 5/18/26	$651,808

Communications — 1.1%
1,000,000	T-Mobile USA, Inc., 2.25%, 2/15/26	979,833

Consumer, Cyclical — 3.7%
400,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 5.08%, 10/22/27(a)	400,054
290,000	BMW US Capital LLC, 4.65%, 8/13/26(b)	290,598
150,000	Daimler Truck Finance North America LLC, 5.13%, 9/25/27(b)	151,593
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 5.40%, 2/26/27(a)	865,266
300,000	Hyundai Capital America, 5.30%, 3/19/27(b)	302,919
500,000	Toyota Motor Credit Corp., GMTN, 4.55%, 8/7/26	501,519
450,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(b)	450,660
425,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26(b)	427,992

		3,390,601

Consumer, Non-cyclical — 3.1%
485,000	HCA, Inc., 5.00%, 3/1/28	488,920
500,000	HCA, Inc., 5.38%, 9/1/26	502,705
750,000	Kroger Co. (The), 2.65%, 10/15/26	729,121
860,000	Mars, Inc., 4.45%, 3/1/27(b)	861,853
320,000	Solventum Corp., 5.45%, 2/25/27(b)	324,257

		2,906,856

Financial — 25.8%
750,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	724,835
1,000,000	Athene Global Funding, 2.95%, 11/12/26(b)	973,447
500,000	Bank of America Corp., MTN, 3.38%, 4/2/26(c)	500,000
1,500,000	Bank of America Corp., 5.08%, 1/20/27(c)	1,505,156
500,000	Barclays Plc, 5.30%, 8/9/26(c)	500,760
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.41%, 3/3/27(a)	1,316,938
1,000,000	Citigroup, Inc., 1.46%, 6/9/27(c)	963,083
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.13%, 6/9/27(a)	1,001,472
750,000	Citizens Bank NA, 3.75%, 2/18/26	744,331
110,000	Comerica, Inc., 5.98%, 1/30/30(c)	111,775
360,000	Credit Agricole SA, 1.25%, 1/26/27(b),(c)	350,125
430,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	436,423
750,000	Goldman Sachs Group, Inc. (The), Series VAR, 1.09%, 12/9/26(c)	731,912
550,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	552,222
1,000,000	HSBC Holdings Plc, 1.59%, 5/24/27(c)	966,102
500,000	HSBC Holdings Plc, 4.29%, 9/12/26(c)	498,829
1,000,000	JPMorgan Chase & Co., 1.04%, 2/4/27(c)	970,737

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$ 500,000	JPMorgan Chase & Co., 4.08%, 4/26/26(c)	$499,610
150,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	151,280
575,000	KeyBank NA, 4.15%, 8/8/25	573,178
1,000,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	999,370
575,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	574,749
515,000	Met Tower Global Funding, 4.00%, 10/1/27(b)	509,356
1,000,000	Morgan Stanley, 1.59%, 5/4/27(c)	968,298
500,000	Morgan Stanley, 5.05%, 1/28/27(c)	501,718
475,000	New York Life Global Funding, 3.90%, 10/1/27(b)	470,287
775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	775,487
750,000	Realty Income Corp., REIT, 4.45%, 9/15/26	749,614
900,000	UBS Group AG, 4.49%, 5/12/26(b),(c)	899,539
1,000,000	UBS Group AG, 4.70%, 8/5/27(b),(c)	999,754
285,000	VICI Properties LP, REIT, 4.38%, 5/15/25	285,000
1,000,000	Wells Fargo & Co., MTN, 3.20%, 6/17/27(c)	983,669
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,146,194

		23,935,250

Technology — 1.3%
500,000	Synopsys, Inc., 4.55%, 4/1/27	501,905
725,000	Western Digital Corp., 4.75%, 2/15/26	720,669

		1,222,574

Utilities — 4.2%
285,000	Consolidated Edison Co. of New York, Inc., (SOFR Index + 0.520%), 4.88%, 11/18/27(a)	285,573
1,000,000	Duke Energy Corp., 2.65%, 9/1/26	973,965
570,000	Georgia Power Co., (SOFR Index + 0.280%), 4.64%, 9/15/26(a)	570,072
400,000	NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	404,737
1,000,000	NextEra Energy Capital Holdings, Inc., 4.95%, 1/29/26	1,003,712
690,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(b)	689,114

		3,927,173

Total Corporate Bonds		37,014,095

(Cost $36,976,012)

Asset Backed Securities — 33.9%
198,192	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(b)	198,764
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(b)	125,392
750,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	743,877
620,810	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19%, 4/19/27	622,800
400,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28(b)	396,150
500,000	ARI Fleet Lease Trust, Series 2023-A, Class C, 6.03%, 2/17/32(b)	509,427
375,000	ARI Fleet Lease Trust, Series 2025-A, Class A2, 4.38%, 1/17/34(b)	374,471

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$ 625,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.68%, 8/20/26(b)	$621,631
875,000	Carmax Auto Owner Trust, Series 2021-4, Class D, 1.48%, 3/15/28	850,681
146,410	Carmax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 2/16/27	145,869
322,663	Carmax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, 8/16/27	323,936
56,821	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	56,266
255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/28	247,479
200,000	Carmax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28	202,232
441,299	Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27(b)	442,763
355,000	Daimler Trucks Retail Trust, Series 2022-1, Class A4, 5.39%, 1/15/30	356,089
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(b)	506,654
121,417	Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58%, 3/22/30(b)	121,788
126,339	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(b)	126,623
57,533	DLLAD LLC, Series 2021-1A, Class A3, 0.64%, 9/21/26(b)	57,026
750,000	DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(b)	751,611
326,262	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	324,904
500,000	DT Auto Owner Trust, Series 2022-3A, Class C, 7.69%, 7/17/28(b)	504,543
402,395	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	396,550
234,716	Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92%, 12/15/28	234,639
340,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.32%, 5/15/28	341,894
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	760,360
250,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class B, 5.57%, 9/15/28	251,698
400,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	404,299
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class B, 4.48%, 4/16/29	169,088
330,000	Ford Credit Auto Owner Trust, Series 2021-1, Class B, 1.61%, 10/17/33(b)	319,434
215,000	Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, 7/15/29	210,934
490,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class B, 1.32%, 9/15/27	481,761

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$535,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class C, 1.87%, 9/15/27	$527,300
156,490	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A2, 5.57%, 2/16/27(b)	156,576
500,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.51%, 1/20/27	500,865
500,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	500,943
750,000	GM Financial Automobile Leasing Trust, Series 2023-2, Class A4, 5.09%, 5/20/27	751,391
600,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27	597,272
407,416	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3, 4.66%, 2/16/28	407,768
600,000	GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28(b)	601,301
750,000	Honda Auto Receivables Owner Trust, Series 2021-4, Class A4, 1.14%, 6/21/28	746,294
290,000	Honda Auto Receivables Owner Trust, Series 2022-1, Class A4, 2.04%, 12/15/28	286,575
650,000	Honda Auto Receivables Owner Trust, Series 2022-2, Class A4, 3.76%, 12/18/28	646,157
555,000	Hpefs Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29(b)	556,775
272,044	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29(b)	270,898
697,408	HPEFS Equipment Trust, Series 2023-1A, Class A3, 5.41%, 2/22/28(b)	698,240
316,065	HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(b)	316,407
600,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(b)	608,307
518,350	Hyundai Auto Receivables Trust, Series 2020-C, Class C, 1.08%, 12/15/27	517,481
700,000	Hyundai Auto Receivables Trust, Series 2021-A, Class C, 1.33%, 11/15/27	691,100
280,137	Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26(b)	278,113
425,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(b)	434,338
47,752	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27(b)	47,500
200,873	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29(b)	202,842
160,165	Marlette Funding Trust, Series 2023-3A, Class B, 6.71%, 9/15/33(b)	160,703
400,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(b)	403,823
500,000	MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42(b)	492,829

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$ 228,870	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	$227,099
500,000	Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95%, 1/17/28	501,825
275,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	275,387
19,766	SBNA Auto Receivables Trust, Series 2024-A, Class A2, 5.70%, 3/15/27(b)	19,773
450,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(b)	452,351
395,000	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27(b)	398,870
500,000	Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 6/21/27(b)	502,510
183,574	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, 12/21/26(b)	183,958
760,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(b)	756,160
103,677	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(b)	104,176
480,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28(b)	483,583
346,117	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(b)	346,130
500,000	Verizon Master Trust, Series 2023-1, Class C, 4.98%, 1/22/29	500,322
787,962	Volkswagen Auto Lease Trust, Series 2024-A, Class A2A, 5.40%, 12/21/26	790,740
87,734	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.50%, 12/21/26	87,801
450,000	Volvo Financial Equipment LLC Series, Series 2024-1A, Class A2, 4.56%, 5/17/27(b)	450,094
220,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 9/15/27(b)	220,855
566,601	Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, 6.23%, 1/15/27(b)	568,138
750,000	World Omni Auto Receivables Trust, Series 2021-D, Class A4, 1.10%, 11/15/27	736,379
225,000	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 2/15/30	226,695

Total Asset Backed Securities		31,416,277

(Cost $31,303,461)

U.S. Treasury Obligations — 17.2%
U.S. Treasury Bills — 17.2%
1,750,000	U.S. Treasury Bill- When Issued, 4.22%, 5/15/25(d)	1,740,945
1,750,000	U.S. Treasury Bill- When Issued, 4.22%, 4/24/25(d)	1,745,267
1,750,000	U.S. Treasury Bill- When Issued, 4.22%, 6/26/25(d)	1,732,449
1,250,000	U.S. Treasury Bill- When Issued, 4.23%, 6/20/25(d)	1,238,339
1,750,000	U.S. Treasury Bill- When Issued, 4.24%, 5/13/25(d)	1,741,374

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

March 31, 2025

Principal Amount		Value
$ 1,250,000	U.S. Treasury Bill- When Issued, 4.24%, 4/3/25(d)	$1,249,705
1,250,000	U.S. Treasury Bill- When Issued, 4.24%, 5/8/25(d)	1,244,558
1,750,000	U.S. Treasury Bill- When Issued, 4.26%, 6/5/25(d)	1,736,734
1,750,000	U.S. Treasury Bill- When Issued, 4.27%, 5/20/25(d)	1,739,938
1,750,000	U.S. Treasury Bill- When Issued, 4.28%, 4/22/25(d)	1,745,665

		15,914,974

Total U.S. Treasury Obligations		15,914,974

(Cost $15,915,417)

Collateralized Mortgage Obligations — 0.4%
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.04%, 5/25/44(a),(b)	99,886
300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(e)	281,757

Total Collateralized Mortgage Obligations		381,643

(Cost $404,085)

Commercial Paper — 4.3%
1,000,000	Alimentation Couche -Tard, Inc., 5.37%, 4/1/25(f)	999,873
1,000,000	Camden Property Trust, 5.39%, 4/1/25(f)	999,872
1,000,000	Northwestern Mutual Short Term Funding LLC, 4.30%, 4/1/25(f)	999,879
1,000,000	PACCAR Financial Corp., 4.70%, 4/8/25(f)	999,015

Total Commercial Paper		3,998,639

(Cost $3,999,158)

Shares

Investment Company — 1.7%
1,531,967	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(g)	1,531,967

Total Investment Company		1,531,967

(Cost $1,531,967)

Total Investments		$90,257,595
(Cost $90,130,100)(h) — 97.4%

Other assets in excess of liabilities — 2.6%		2,444,679

NET ASSETS — 100.0%		$92,702,274

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

March 31, 2025

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	The rate represents effective yield at the time of purchase.

(g)	Affiliated investment.

(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2025:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	22	June 2025	$(580)	USD	$4,557,781	Barclays Capital Group

Total			$(580)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

USD - United States Dollar

See Notes to the Financial Statements.

15

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2025

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $69,087,057 and $88,598,133, respectively)	$69,403,191	$88,725,628
Affiliated investments (cost $1,223,559 and $1,531,967, respectively)	1,223,559	1,531,967
Cash	—	580
Cash at broker for financial futures contracts	193,826	707
Interest and dividend receivable	510,719	342,786
Receivable from advisor	23,301	10,053
Receivable for capital shares issued	111	2,338,467
Receivable for Variation margin on futures contracts	—	172
Unrealized appreciation on futures contracts	139,337	—
Prepaid expenses and other assets	11,423	23,795

Total Assets	71,505,467	92,974,155

Liabilities:
Cash overdraft	1,120	—
Professional fees payable	2,337	2,337
Distributions payable	4,308	4,010
Payable for capital shares redeemed	150,803	186,330
Payable for Variation margin on futures contracts	406	—
Unrealized depreciation on futures contracts	24,088	580
Accrued expenses and other payables:
Investment advisory fees	16,942	13,653
Accounting fees	7,020	6,900
Audit fees	41,450	41,450
Distribution fees	—	640
Custodian fees	893	439
Shareholder reports	1,732	2,197
Transfer agent fees	10,433	3,780
Other	14,594	9,565

Total Liabilities	276,126	271,881

Net Assets	$71,229,341	$92,702,274

Net Assets Consists of:
Capital	$71,887,034	$95,925,840
Accumulated earnings	(657,693)	(3,223,566)

Net Assets	$71,229,341	$92,702,274

16

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2025

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Net Assets
Class A	$397,388		$15,849,598
Class I	70,831,953		76,852,676

Total	$71,229,341		$92,702,274

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	40,560		1,574,623
Class I	7,238,488		7,645,498

Total	7,279,048		9,220,121

Net Asset Values and Redemption Prices Per Share:
Class A	$9.80		$10.07

Class I	$9.79		$10.05

Maximum Offering Price Per Share:
Class A	$9.95	$	N/A

Maximum Sales Charge - Class A	1.50%		N/A

See Notes to the Financial Statements.

17

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended March 31, 2025

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$3,288,250	$2,527,150
Dividend income - affiliated	129,891	115,158

Total Investment Income	3,418,141	2,642,308
Expenses:
Investment advisory fees	203,758	120,382
Distribution fees–Class A	437	13,633
Accounting fees	54,193	41,522
Audit fees	41,526	41,440
Custodian fees	4,698	2,843
Insurance fees	3,405	3,405
Legal fees	4,253	3,728
Registrations and filing fees	48,275	54,724
Shareholder reports	36,021	31,411
Transfer agent fees–Class A	3,755	6,875
Transfer agent fees–Class I	84,635	24,094
Trustees’ fees and expenses	3,060	1,947
Tax expense	4,674	4,674
Other fees	4,912	4,887

Total expenses before fee waiver/reimbursement	497,602	355,565
Advisor	(264,071)	(199,602)

Net expenses	233,531	155,963

Net Investment Income	3,184,610	2,486,345

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	22,889	(2,369)
Futures contracts	(76,846)	14,659

Net realized gains/(losses)	(53,957)	12,290
Net change in unrealized appreciation on:
Investments	723,137	432,857
Futures contracts	141,743	5,767

Net unrealized gains	864,880	438,624

Change in net assets resulting from operations	$3,995,533	$2,937,259

See Notes to the Financial Statements.

18

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Short Duration Fixed Income Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$3,184,610	$2,520,921
Net realized losses from investments and futures contracts	(53,957)	(476,555)
Net change in unrealized appreciation on investments and futures contracts	864,880	1,556,060

Change in net assets resulting from operations	3,995,533	3,600,426

Distributions to Shareholders:
Class A	(19,779)	(17,568)
Class I	(3,129,874)	(2,500,942)

Change in net assets resulting from shareholder distributions	(3,149,653)	(2,518,510)

Capital Transactions: (Note 6)
Proceeds from shares issued	3,862,254	3,286,973
Distributions reinvested	3,102,372	2,475,196
Cost of shares redeemed	(1,505,616)	(1,394,911)

Change in net assets resulting from capital transactions	5,459,010	4,367,258

Net increase in net assets	6,304,890	5,449,174
Net Assets:
Beginning of year	64,924,451	59,475,277

End of year	$71,229,341	$64,924,451

Share Transactions:
Issued	396,657	345,479
Reinvested	318,659	258,844
Redeemed	(154,394)	(146,273)

Change in shares resulting from capital transactions	560,922	458,050

See Notes to the Financial Statements.

19

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Ultra-Short Fixed Income Fund
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$2,486,345	$2,950,704
Net realized gains/(losses) from investments and futures contracts	12,290	(1,383,502)
Net change in unrealized appreciation on investments and futures contracts	438,624	3,725,921

Change in net assets resulting from operations	2,937,259	5,293,123

Distributions to Shareholders:
Class A	(612,375)	(613,024)
Class I	(1,777,606)	(2,343,409)

Change in net assets resulting from shareholder distributions	(2,389,981)	(2,956,433)

Capital Transactions: (Note 6)
Proceeds from shares issued	69,955,196	24,660,387
Distributions reinvested	2,368,709	2,911,167
Cost of shares redeemed	(32,193,675)	(57,476,962)

Change in net assets resulting from capital transactions	40,130,230	(29,905,408)

Net increase/(decrease) in net assets	40,677,508	(27,568,718)
Net Assets:
Beginning of year	52,024,766	79,593,484

End of year	$92,702,274	$52,024,766

Share Transactions:
Issued	6,970,505	2,511,485
Reinvested	236,384	298,473
Redeemed	(3,215,988)	(5,887,797)

Change in shares resulting from capital transactions	3,990,901	(3,077,839)

See Notes to the Financial Statements.

20

FINANCIAL HIGHLIGHTS

RBC BlueBay Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/25	$ 9.68	0.45	0.11	0.56	(0.44)	—	(0.44)	$ 9.80
Year Ended 3/31/24	9.51	0.38	0.17	0.55	(0.38)	—	(0.38)	9.68
Year Ended 3/31/23	9.69	0.22	(0.18)	0.04	(0.22)	—	(0.22)	9.51
Year Ended 3/31/22	10.18	0.12	(0.41)	(0.29)	(0.13)	(0.07)	(0.20)	9.69
Year Ended 3/31/21	9.98	0.17	0.21	0.38	(0.18)	—	(0.18)	10.18
Class I
Year Ended 3/31/25	$ 9.66	0.46	0.12	0.58	(0.45)	—	(0.45)	$ 9.79
Year Ended 3/31/24	9.50	0.39	0.16	0.55	(0.39)	—	(0.39)	9.66
Year Ended 3/31/23	9.68	0.24	(0.19)	0.05	(0.23)	—	(0.23)	9.50
Year Ended 3/31/22	10.16	0.13	(0.40)	(0.27)	(0.14)	(0.07)	(0.21)	9.68
Year Ended 3/31/21	9.98	0.18	0.19	0.37	(0.19)	—	(0.19)	10.16

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

21

FINANCIAL HIGHLIGHTS

RBC BlueBay Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 3/31/25	5.93%	$ 397	0.44%	4.58%	1.56%	67%
Year Ended 3/31/24	5.86%	434	0.44%	3.92%	1.59%	33%
Year Ended 3/31/23	0.49%	502	0.45%	2.26%	1.32%	35%
Year Ended 3/31/22	(2.84)%	887	0.45%	1.18%	1.22%	76%
Year Ended 3/31/21	6.45%	419	0.45%	1.70%	1.58%	54%
Class I
Year Ended 3/31/25	6.14%	$70,832	0.34%	4.69%	0.73%	67%
Year Ended 3/31/24	5.86%	64,490	0.34%	4.05%	0.80%	33%
Year Ended 3/31/23	0.59%	58,973	0.35%	2.48%	0.79%	35%
Year Ended 3/31/22	(2.66)%	54,469	0.35%	1.30%	0.78%	76%
Year Ended 3/31/21	6.35%	64,179	0.35%	1.79%	0.68%	54%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%. However for the period ended March 31, 2024, Fund’s net expense ratio would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

See Notes to the Financial Statements.

22

FINANCIAL HIGHLIGHTS

RBC BlueBay Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended 3/31/25	$9.96	0.47	0.09	0.56	(0.45)	—	(0.45)	$10.07
Year Ended 3/31/24	9.59	0.43	0.37	0.80	(0.43)	—	(0.43)	9.96
Year Ended 3/31/23	9.73	0.23	(0.08)	0.15	(0.25)	(0.04)	(0.29)	9.59
Year Ended 3/31/22	9.99	0.08	(0.26)	(0.18)	(0.08)	—	(0.08)	9.73
Year Ended 3/31/21	9.58	0.13	0.42	0.55	(0.14)	—	(0.14)	9.99
Class I
Year Ended 3/31/25	$9.95	0.48	0.08	0.56	(0.46)	—	(0.46)	$10.05
Year Ended 3/31/24	9.58	0.44	0.37	0.81	(0.44)	—	(0.44)	9.95
Year Ended 3/31/23	9.72	0.25	(0.09)	0.16	(0.26)	(0.04)	(0.30)	9.58
Year Ended 3/31/22	9.98	0.09	(0.26)	(0.17)	(0.09)	—	(0.09)	9.72
Year Ended 3/31/21	9.57	0.14	0.42	0.56	(0.15)	—	(0.15)	9.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

23

FINANCIAL HIGHLIGHTS

RBC BlueBay Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Year Ended 3/31/25	5.74%	$ 15,850	0.37%	4.68%	0.75%	71%
Year Ended 3/31/24	8.56%	13,353	0.37%	4.41%	0.74%	28%
Year Ended 3/31/23	1.61%	16,565	0.38%	2.34%	0.59%	32%
Year Ended 3/31/22	(1.81)%	46,963	0.38%	0.78%	0.55%	62%
Year Ended 3/31/21	5.78%	16,173	0.38%	1.30%	0.81%	56%
Class I
Year Ended 3/31/25	5.75%	$ 76,853	0.27%	4.78%	0.65%	71%
Year Ended 3/31/24	8.68%	38,672	0.27%	4.51%	0.60%	28%
Year Ended 3/31/23	1.71%	63,028	0.28%	2.57%	0.55%	32%
Year Ended 3/31/22	(1.72)%	102,986	0.28%	0.87%	0.48%	62%
Year Ended 3/31/21	5.89%	79,747	0.28%	1.42%	0.77%	56%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated. The impact of the voluntary waivers for each period was less than 0.01%. However for the period ended March 31, 2024, Fund’s net expense ratio would increase by an amount of 0.01%.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

See Notes to the Financial Statements.

24

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 22 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC BlueBay Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class A (formerly Class F) and Class I shares. Class A shares of Short Duration Fixed Income Fund are offered with a 1.50% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemptions within 12 months of a $500,000 or greater purchase on which no front-end sales charge was paid. Class A shares of Ultra-Short Fixed Income Fund and Class I shares are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Segment Reporting:

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and assess its potential future cash flows through improved segment disclosures.

The Advisor’s Executive Committee and Fund Management collectively act as the chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.

Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

25

NOTES TO FINANCIAL STATEMENTS

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

26

NOTES TO FINANCIAL STATEMENTS

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities as Current tax payable.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

27

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
BlueBay Short Duration Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$35,072,497	$—	$35,072,497
Asset Backed Securities	—	24,635,756	—	24,635,756
U.S. Treasury Obligations	—	5,967,128	—	5,967,128
Collateralized Mortgage Obligations	—	3,490,154	—	3,490,154
Investment Company	1,223,559	—	—	1,223,559
U.S. Government Agency Backed Mortgages	—	237,656	—	237,656
Other Financial Instruments*
Financial futures contracts	139,337	—	—	139,337

Total Assets	$1,362,896	$69,403,191	$—	$70,766,087

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(24,088)	$—	$—	$(24,088)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
BlueBay Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$37,014,095	$—	$37,014,095
Asset Backed Securities	—	31,416,277	—	31,416,277
U.S. Treasury Obligations	—	15,914,974	—	15,914,974
Commercial Paper	—	3,998,639	—	3,998,639
Investment Company	1,531,967	—	—	1,531,967
Collateralized Mortgage Obligations	—	381,643	—	381,643

Total Assets	$1,531,967	$88,725,628	$—	$90,257,595

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(580)	$—	$—	$(580)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier

28

NOTES TO FINANCIAL STATEMENTS

than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Notes futures during the year ended March 31, 2025.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2025.

Fair Values of Derivative Financial Instrument as of March 31, 2025(1)

Statement of Assets and Liabilities Location

Asset Derivatives

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$139,337	$—

Total	$139,337	$—

Liability Derivatives

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$24,088	$580

Total	$24,088	$580

29

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the year ended March 31, 2025 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(76,846)	$14,659

Total	$(76,846)	$14,659

Derivative Instruments Categorized by Risk Exposure	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Net Change in Unrealized Appreciation From:
Interest Rate Risk:
Financial futures contracts	$141,743	$5,767

Total	$141,743	$5,767

(1)	Not considered to be hedging instruments for accounting disclosure purposes.

For the year ended March 31, 2025, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Futures long position (contracts)	113	—
Futures short position (contracts)	21	27

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate

30

NOTES TO FINANCIAL STATEMENTS

amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value March 31, 2024	Purchases	Sales	Value March 31, 2025	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
BlueBay Short Duration Fixed Income Fund	$164,231	$77,512,618	$(76,453,290)	$1,223,559	$129,891
BlueBay Ultra-Short Fixed Income Fund	—	89,276,967	(87,745,000)	1,531,967	115,158

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

31

NOTES TO FINANCIAL STATEMENTS

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.23%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2026.

	Class A Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.38%	0.28%

The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement as of March 31, 2025 were:

	FYE 3/31/23	FYE 3/31/24	FYE 3/31/25	Total
BlueBay Short Duration Fixed Income Fund	$248,956	$283,295	$259,448	$791,699
BlueBay Ultra-Short Fixed Income Fund	272,270	218,547	195,380	686,197

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included

32

NOTES TO FINANCIAL STATEMENTS

in expenses waived/reimbursed by Advisor in the Statements of Operations. For the year ended March 31, 2025, the amounts waived were as follows:

Fees Waived
BlueBay Short Duration Fixed Income Fund	$4,623
BlueBay Ultra-Short Fixed Income Fund	4,222

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $100,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.10%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the year ended March 31, 2025, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended year ended March 31, 2025.

For the period ended year ended March 31, 2025, the Distributor received no commissions from front-end sales charges of Class A shares.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended March 31, 2025 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
BlueBay Short Duration Fixed Income Fund	$45,092,505	$38,701,412	$185,000	$1,720,878
BlueBay Ultra-Short Fixed Income Fund	55,276,895	29,409,910	100,000	2,831,413

33

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	BlueBay Short Duration Fixed Income Fund		BlueBay Ultra-Short Fixed Income Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2025	2024	2025	2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,919	$11,856	$8,405,854	$3,654,492
Distributions reinvested	19,779	17,475	610,314	608,050
Cost of shares redeemed	(68,062)	(104,253)	(6,667,530)	(7,985,157)

Change in Class A	$(42,364)	$(74,922)	$2,348,638	$(3,722,615)

Class I
Proceeds from shares issued	$3,856,335	$3,275,117	$61,549,342	$21,005,895
Distributions reinvested	3,082,593	2,457,721	1,758,395	2,303,117
Cost of shares redeemed	(1,437,554)	(1,290,658)	(25,526,145)	(49,491,805)

Change in Class I	$5,501,374	$4,442,180	$37,781,592	$(26,182,793)

Change in net assets resulting from capital transactions	$5,459,010	$4,367,258	$40,130,230	$(29,905,408)

SHARE TRANSACTIONS:
Class A
Issued	609	1,242	837,456	370,175
Reinvested	2,029	1,826	60,852	62,202
Redeemed	(6,966)	(10,947)	(664,496)	(818,613)

Change in Class A	(4,328)	(7,879)	233,812	(386,236)

Class I
Issued	396,048	344,237	6,133,049	2,141,310
Reinvested	316,630	257,018	175,532	236,271
Redeemed	(147,428)	(135,326)	(2,551,492)	(5,069,184)

Change in Class I	565,250	465,929	3,757,089	(2,691,603)

Change in shares resulting from capital transactions	560,922	458,050	3,990,901	(3,077,839)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

34

NOTES TO FINANCIAL STATEMENTS

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended year ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended Year ended March 31, 2025, the Funds did not incur any interest or penalties.

As of March 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BlueBay Short Duration Fixed Income Fund	$70,310,616	$491,448	$(175,314)	$316,134
BlueBay Ultra-Short Fixed Income Fund	90,130,100	212,941	(85,446)	127,495

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the mark to market on derivatives.

The tax character of distributions during the year ended March 31, 2025 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
BlueBay Short Duration Fixed Income Fund	$3,148,475	$3,148,475	$3,148,475
BlueBay Ultra-Short Fixed Income Fund	2,386,381	2,386,381	2,386,381

The tax character of distributions during the year ended March 31, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
BlueBay Short Duration Fixed Income Fund	$2,524,119	$2,524,119	$2,524,119
BlueBay Ultra-Short Fixed Income Fund	2,958,197	2,958,197	2,958,197

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

35

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund

Undistributed ordinary income	$10,945	$3,601
Undistributed long term gain	—	—

Accumulated earnings	10,945	3,601
Accumulated capital loss carryforwards	(980,464)	(3,350,652)
Unrealized appreciation	316,134	127,495
Other temporary differences	(4,308)	(4,010)

Total Accumulated Losses	$(657,693)	$(3,223,566)

During the year ended March 31, 2025, BlueBay Short Duration Fixed Income Fund and BlueBay Ultra-Short Fixed Income Fund utilized $162,814 and $186,999, respectively, of capital loss carryforwards.

As of March 31, 2025, the Short Duration Fixed Income Fund and the Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $(81,011) and $(301,351) and a long-term capital loss carryforward of $(899,453) and $(3,049,301) respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Short Duration Fixed Income Fund and Ultra Short Fixed Income Fund didn’t have any qualified late-year losses this year.

8. Line of Credit

The Funds, along with other Funds within the Trust, participate in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 26, 2025. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2025 and there were no borrowings made by the Funds during the period.

36

NOTES TO FINANCIAL STATEMENTS

9. Significant Risks

Shareholder concentration risk:

As of March 31, 2025, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
BlueBay Short Duration Fixed Income Fund	2	56.4%
BlueBay Ultra-Short Fixed Income Fund	1	83.4%

In addition, one unaffiliated shareholder owned 28.5% of BlueBay Short Duration Fixed Income Fund as of March 31, 2025. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease, epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. In addition, tariffs, trade restrictions, economic sanctions, export controls, or retaliatory measures, or the threat or potential of one or more such events and developments may be an ongoing source of instability, potentially resulting in significant currency fluctuations, or have other adverse effects on international markets, international trade agreements, or other existing cross-border cooperation arrangements. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Credit Spread Risk:

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

37

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of RBC Funds Trust and Shareholders of RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund (two of the funds constituting RBC Funds Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March, 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 23, 2025

We have served as the auditor of one or more investment companies in the RBC Funds since 2016.

38

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2025, the following Funds had a qualified interest income percentage of:

Qualified Interest Income
BlueBay Short Duration Fixed Income Fund	87.35%
BlueBay Ultra-Short Fixed Income Fund	88.68%

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

39

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended March 31, 2025.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-FI AR 03-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer (principal executive officer)

Date	June 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date	June 2, 2025

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	June 2, 2025

* Print the name and title of each signing officer under his or her signature.